UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens
2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES

ACCUVEST GLOBAL LONG SHORT ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–97.0%

Equity Fund–97.0%
iShares MSCI Australia Index Fund	59,535	$1,609,826
iShares MSCI Austria Capped Investable Market Index Fund	126,616	2,177,795
iShares MSCI China Index Fund(a)	64,684	2,930,832
iShares MSCI Germany Index Fund	59,234	1,449,456
iShares MSCI Japan Index Fund(a)	569,168	6,147,014
iShares MSCI Mexico Capped Investable Market Index Fund	17,311	1,291,228
iShares MSCI Russia Capped Index Fund(a)	143,624	3,158,292
iShares MSCI South Korea Index Fund(a)	55,907	3,322,553
iShares MSCI Thailand Investable Market Index Fund(a)	25,152	2,291,347
iShares MSCI Turkey Investable Market Index Fund(a)	74,526	5,305,506
Total Exchange Traded Funds
(Cost $28,303,831).		29,683,849

MONEY MARKET FUND–9.9%
Dreyfus Cash Management - Investor Class
(Cost $3,035,853)	3,035,853	3,035,853

Total Investments Before Securities Sold, Not Yet Purchased (Cost $31,339,684)		32,719,702

Securities Sold, Not Yet Purchased–(53.8)%

EXCHANGE TRADED FUNDS–(53.8)%

Equity Fund–(53.8)%
iShares MSCI Brazil Capped Index Fund	49,966	(2,722,148)
iShares MSCI Chile Capped Investable Market Index Fund	47,727	(3,097,959)
iShares MSCI France Index Fund	45,195	(1,048,976)
iShares MSCI Italy Capped Index Fund	222,896	(2,630,173)
iShares MSCI Netherlands Investable Market Index Fund	61,589	(1,268,117)
iShares MSCI Spain Capped Index Fund	48,784	(1,380,587)
iShares MSCI Sweden Index Fund	32,607	(1,060,054)
iShares MSCI Taiwan Index Fund	117,758	(1,570,892)

ADVISORSHARES
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–(53.8)% (continued)
WisdomTree India Earnings Fund	93,903	$(1,687,437)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(16,428,165)]		(16,466,343)

Total Investments Net of Securities Sold, Not Yet Purchased–53.1% (Cost $14,911,519)		16,253,359
Other Assets in Excess of Liabilities–46.9%		14,335,531
Net Assets–100.0%		$30,588,890

(a)	Represents security, or a portion thereof, segregated as collateral for securities sold, not yet purchased.

Cash of $14,491,231 has been segregated to cover requirement for open short sales as of March 31, 2013.

ADVISORSHARES
ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

March 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.3%
Equity Fund–99.3%
iShares MSCI China Index Fund	62,996	$2,854,349
iShares MSCI Japan Index Fund	436,048	4,709,318
iShares MSCI Russia Capped Index Fund	138,848	3,053,268
iShares MSCI South Korea Capped Index Fund	56,464	3,355,655
iShares MSCI Turkey Investable Market Index Fund	62,275	4,433,357
Total Exchange Traded Funds (Cost $17,784,955)		18,405,947

MONEY MARKET FUND–0.8%
Dreyfus Cash Management - Institutional Class (Cost $161,584)	161,584	161,584
Total Investments–100.1% (Cost $17,946,539)		18,567,531
Liabilities in Excess of Other Assets–(0.1)%		(27,481)
Net Assets–100.0%		$18,540,050

ADVISORSHARES

CAMBRIA GLOBAL TACTICAL ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–96.8%
Asset Allocation Fund–5.5%
CurrencyShares Australian Dollar Trust	2,552	$266,097
CurrencyShares Euro Trust*	698	88,716
CurrencyShares Swedish Krona Trust	1,714	262,225
WisdomTree Brazilian Real Fund*	14,367	278,237
WisdomTree Chinese Yuan Fund	10,641	273,261
WisdomTree Emerging Currency Fund*	12,891	271,484
Wisdomtree Managed Futures Strategy Fund*	44,006	1,817,448
Total Asset Allocation Fund		3,257,468

Commodity Fund–2.4%
PowerShares DB Commodity Index Tracking Fund*	7,304	199,472
PowerShares DB Energy Fund*	42,919	1,249,372
Total Commodity Fund		1,448,844

Debt Fund–20.1%
iShares Barclays 1-3 Year Treasury Bond Fund	5,519	466,190
iShares Barclays 3-7 Year Treasury Bond Fund	3,791	468,151
iShares Barclays 7-10 Year Treasury Bond Fund	4,386	470,793
iShares Barclays MBS Bond Fund	4,328	467,164
iShares Barclays TIPS Bond Fund	3,869	469,116
iShares Core Total US Bond Market ETF	4,229	468,277
iShares iBoxx $ High Yield Corporate Bond Fund	24,935	2,352,617
iShares iBoxx $ Investment Grade Corporate Bond Fund	12,252	1,469,015
PIMCO Enhanced Short Maturity ETF	4,589	465,875
PowerShares Emerging Markets Sovereign Debt Portfolio	47,623	1,418,213
PowerShares Fundamental High Yield Corporate Bond Portfolio	105,430	2,040,071
SPDR Barclays International Treasury Bond ETF	7,973	466,421
Vanguard Short-Term Bond ETF	5,758	466,340
Vanguard Total Bond Market ETF	5,592	467,715
WisdomTree Emerging Markets Local Debt Fund	1,601	84,165
Total Debt Fund		12,040,123

ADVISORSHARES

CAMBRIA GLOBAL TACTICAL ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–68.8%
Consumer Discretionary Select Sector SPDR Fund	18,663	$988,392
Energy Select Sector SPDR Fund	9,861	782,175
Financial Select Sector SPDR Fund	111,805	2,033,733
Global X FTSE Greece 20 ETF	37,836	563,756
Health Care Select Sector SPDR Fund	18,347	843,045
Industrial Select Sector SPDR Fund	23,634	986,247
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	119,069	1,862,239
iShares FTSE NAREIT Residential Plus Capped Index Fund	37,173	1,917,383
iShares MSCI All Peru Capped Index Fund	365	16,224
iShares MSCI Australia Index Fund	19,592	529,768
iShares MSCI Austria Capped Investable Market Index Fund	119,932	2,062,830
iShares MSCI Belgium Capped Investable Market Index Fund	170,626	2,419,477
iShares MSCI EAFE Small Capital Index Fund	29,080	1,278,357
iShares MSCI Hong Kong Index Fund	1,627	32,280
iShares MSCI Ireland Capped Investable Market Index Fund	34,804	989,610
iShares MSCI Italy Capped Index Fund	94,674	1,117,153
iShares MSCI Mexico Capped Investable Market Index Fund	17,646	1,316,215
iShares MSCI Spain Capped Index Fund	41,595	1,177,138
iShares MSCI Thailand Investable Market Index Fund	15,484	1,410,592
iShares MSCI Turkey Investable Market Index Fund	18,926	1,347,342
iShares Russell Microcap(R) Index Fund	4,727	277,286
Market Vectors Russia ETF	49,784	1,380,510
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	12,826	474,177
PowerShares FTSE RAFI Emerging Markets Portfolio	12,490	271,408
PowerShares FTSE RAFI US 1000 Portfolio	4,794	336,059
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	4,407	342,997
PowerShares QQQ Trust, Series 1	2,716	187,323
SPDR Dow Jones International Real Estate ETF	76,685	3,298,222
SPDR S&P Emerging Markets SmallCap ETF	25,384	1,217,417
Vanguard FTSE All-World ex-U.S. ETF	13,454	623,727
Vanguard Global ex-U.S. Real Estate ETF	35,461	2,034,752
Vanguard Mid-Cap ETF	3,637	337,841

ADVISORSHARES

CAMBRIA GLOBAL TACTICAL ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–68.8% (continued)
Vanguard MSCI Emerging Markets ETF	16,882	$724,069
Vanguard REIT ETF	54,326	3,831,613
Vanguard Small-Cap ETF	3,729	339,898
Vanguard Total Stock Market ETF	4,021	325,259
WisdomTree Emerging Markets Equity Income Fund	6,575	362,020
WisdomTree Emerging Markets SmallCap Dividend Fund	10,773	555,779
WisdomTree International SmallCap Dividend Fund	10,608	587,789
Total Equity Fund		41,182,102
Total Exchange Traded Funds
(Cost $53,302,990)		57,928,537

MONEY MARKET FUND–2.7%
Invesco Government & Agency Portfolio - Private Investment Class
(Cost $1,590,162)	1,590,162	1,590,162
Total Investments–99.5%
(Cost $54,893,152)		59,518,699
Other Assets in Excess of Liabilities–0.5%		315,189
Net Assets–100.0%		$59,833,888

ETF - Exchange Traded Fund

MBS - Mortgage Backed Securities

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

*	Non-income producing security

ADVISORSHARES

GLOBAL ALPHA & BETA ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–53.4%
Aerospace/Defense–3.0%
Northrop Grumman Corp.	582	$40,827

Agriculture–2.7%
Philip Morris International, Inc.	408	37,826

Apparel–2.3%
NIKE, Inc., Class B	548	32,337

Auto Manufacturers–2.3%
Volvo AB (Sweden)(a)	2,224	32,426

Banks–6.1%
Banco Santander Chile (Chile)(a)	1,514	43,104
Bank of Nova Scotia (Canada)	716	41,721
Total Banks		84,825

Beverages–3.3%
Diageo PLC (United Kingdom)(a)	362	45,554

Distribution/Wholesale–3.6%
Genuine Parts Co.	635	49,530

Electric–2.1%
NextEra Energy, Inc.	364	28,276

Iron/Steel–1.9%
Vale SA, Class B (Brazil)(a)	1,545	26,713

Oil & Gas–6.5%
Ecopetrol SA (Colombia)(a)	442	24,098
Statoil ASA (Norway)(a)	1,592	39,195
Suncor Energy, Inc.	866	25,989
Total Oil & Gas		89,282

ADVISORSHARES

GLOBAL ALPHA & BETA ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–10.4%
Johnson & Johnson	548	$44,679
Novartis AG (Switzerland)(a)	664	47,303
Novo Nordisk A/S (Denmark)(a)	168	27,132
Teva Pharmaceutical Industries Ltd. (Israel)(a)	630	24,998
Total Pharmaceuticals		144,112

Pipelines–2.9%
Kinder Morgan Energy Partners, LP	452	40,576

Real Estate Investment Trust–2.2%
Medical Properties Trust, Inc.	1,930	30,957

Savings & Loans–2.0%
Brookline Bancorp, Inc.	2,961	27,064

Semiconductors–2.1%
KLA-Tencor Corp.	542	28,585
Total Common Stocks (Cost $653,891)		738,890

EXCHANGE TRADED FUNDS–37.3%
Commodity Fund–1.8%
PowerShares DB Gold Fund*	450	24,516

Equity Fund–35.5%
Consumer Discretionary Select Sector SPDR Fund	852	45,122
First Trust NASDAQ Technology Dividend Index Fund	4,997	106,086
Global X Fertilizers/Potash ETF	1,900	25,954
iShares Dow Jones US Medical Devices Index Fund	378	28,928
iShares Dow Jones US Technology Sector Index Fund	1,437	105,347
iShares MSCI New Zealand Capped Investable Market Index Fund	1,084	40,390

ADVISORSHARES

GLOBAL ALPHA & BETA ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–35.5% (continued)
iShares S&P Emerging Markets Infrastructure Index Fund	774	$27,570
iShares S&P Global Materials Sector Index Fund	472	28,051
PowerShares Water Resources Portfolio	1,352	31,069
Vanguard Telecommunication Services ETF	716	53,091
Total Equity Fund		491,608
Total Exchange Traded Funds (Cost $475,140)		516,124

MONEY MARKET FUND–9.4%
Wells Fargo Advantage Government Money Market Fund – Institutional Class (Cost $130,239)	130,239	130,239
Total Investments–100.1% (Cost $1,259,270)		1,385,253
Liabilities in Excess of Other Assets–(0.1)%		(1,823)
Net Assets–100.0%		$1,383,430

ETF - Exchange Traded Fund

(a)	American Depositary Receipt
*	Non-income producing security

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–48.5%

Auto Parts & Equipment–1.7%
Johnson Controls, Inc.	1,338	$46,924

Banks–1.3%
Banco Bradesco SA (Brazil)(a)	1,115	18,977
City National Corp.	258	15,199
Total Banks		34,176

Biotechnology–3.5%
Illumina, Inc.*	265	14,310
Life Technologies Corp.*	464	29,989
Novozymes A/S (Denmark)(a)	1,494	50,721
Total Biotechnology		95,020

Building Materials–0.8%
Toto Ltd. (Japan)(a)	1,205	21,618

Commercial Services–1.7%
Automatic Data Processing, Inc.	348	22,627
MasterCard, Inc., Class A	44	23,810
Total Commercial Services		46,437

Computers–2.9%
Apple, Inc.	60	26,558
EMC Corp.*	704	16,819
Maxwell Technologies, Inc.*	1,785	9,621
Stratasys Ltd. (Israel)*	190	14,102
Teradata Corp.*	175	10,239
Total Computers		77,339

Cosmetics/Personal Care–1.0%
Procter & Gamble Co. (The)	353	27,202

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Distribution/Wholesale–1.2%
LKQ Corp.*	1,477	$32,139

Diversified Financial Services–0.6%
Wageworks, Inc.*	652	16,320

Electric–1.0%
Enernoc, Inc.*	1,509	26,211

Electronics–0.7%
Itron, Inc.*	420	19,488

Engineering & Construction–0.5%
Aegion Corp., Class A*	628	14,538

Environmental Control–1.3%
Stericycle, Inc.*	178	18,900
Tomra Systems ASA (Norway)(a)	1,495	14,610
Total Environmental Control		33,510

Food–3.2%
Boulder Brands, Inc.*	931	8,360
Hain Celestial Group, Inc. (The)*	422	25,776
Nestle SA (Switzerland)(a)	315	22,828
United Natural Foods, Inc.*	579	28,487
Total Food		85,451

Healthcare - Products–0.8%
Covidien PLC (Ireland)	307	20,827

Healthcare - Services–0.7%
Laboratory Corp. of America Holdings*	200	18,040

Home Builders–0.9%
Daiwa House Industry Co. Ltd. (Japan)(a)	129	25,177

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value

Internet–2.3%
Amazon.com, Inc.*	92	$24,517
F5 Networks, Inc.*	167	14,876
Google, Inc., Class A*	27	21,439
Total Internet		60,832

Machinery - Diversified–0.7%
Xylem, Inc.	669	18,438

Miscellaneous Manufacturing–1.1%
Aptargroup, Inc.	364	20,875
Pure Technologies Ltd. (Canada)*	1,869	8,710
Total Miscellaneous Manufacturing		29,585

Office Furnishings–0.8%
Interface, Inc.	1,129	21,699

Oil & Gas–0.6%
EnCana Corp. (Canada)	869	16,911

Pharmaceuticals–4.6%
GlaxoSmithKline PLC (United Kingdom)(a)	535	25,097
Johnson & Johnson	289	23,562
Novartis AG (Switzerland)(a)	439	31,274
Perrigo Co.	168	19,947
Teva Pharmaceutical Industries Ltd. (Israel)(a)	626	24,840
Total Pharmaceuticals		124,720

Pipelines–0.5%
Kinder Morgan, Inc.	309	11,952

Real Estate Investment Trusts–1.6%
HCP, Inc.	439	21,888

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value

Prologis, Inc.	558	$22,309
Total Real Estate Investment Trusts		44,197

Retail–1.1%
CVS Caremark Corp.	524	28,815

Semiconductors–1.6%
Cree, Inc.*	479	26,206
NXP Semiconductor NV (Netherlands)*	594	17,974
Total Semiconductors		44,180

Software–1.0%
Adobe Systems, Inc.*	424	18,448
Fiserv, Inc.*	80	7,027
Total Software		25,475

Telecommunications–4.7%
Cisco Systems, Inc.	1,794	37,512
Corning, Inc.	896	11,944
IPG Photonics Corp.*	236	15,673
Telefonica Brasil SA (Brazil)(a)	789	21,050
Telenor ASA (Norway)(a)	613	40,495
Total Telecommunications		126,674

Transportation–2.0%
Canadian National Railway Co. (Canada)	321	32,196
Union Pacific Corp.	149	21,219
Total Transportation		53,415

Water–2.1%
American Water Works Co., Inc.	608	25,196
Severn Trent PLC (United Kingdom)(a)	1,220	31,724
Total Water		56,920

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value

Total Common Stocks (Cost $1,201,004)		$1,304,230

MONEY MARKET FUNDS–9.4%

Federated Government Obligations Fund	36,526	36,526
Fidelity Institutional Money Market Government Portfolio - Class I	80,763	80,763
Fidelity Institutional Money Market Portfolio - Institutional Class	136,316	136,316

Total Money Market Funds (Cost $253,605)		253,605

COMMERCIAL MORTGAGE BACKED SECURITY–9.9%

Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43 (Cost $267,441)	250,000	267,524

ASSET BACKED SECURITY–9.5%

SBAP 2009-20H 1, 4.45%, 08/01/29 (Cost $250,849)	225,318	254,053

EXCHANGE TRADED FUNDS–23.7%

Equity Fund–23.7%
First Trust ISE Global Wind Energy Index Fund	1,446	11,088
Global X Lithium ETF	372	5,085
Guggenheim S&P Global Water Index ETF	928	22,216

ADVISORSHARES
GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value

iShares MSCI Kld 400 Social Index Fund	1,646	$95,731
Pax MSCI EAFE Esg Index ETF	198	5,141
PowerShares Cleantech Portfolio	986	25,222
PowerShares Global Clean Energy Portfolio	5,835	50,356
PowerShares Water Resources Portfolio	1,294	29,736
PowerShares Wilderhill Clean Energy Portfolio	4,519	19,658
Proshares Short 20+ Year Treasury*	599	17,898
Proshares Short FTSE China 25*	350	13,356
Proshares Short MSCI Emerging Markets*	2,000	55,000
Ranger Equity Bear ETF*†	1,321	23,646
SPDR Barclays Capital 1-3 Month T-Bill ETF*	5,774	264,507

Total Exchange Traded Funds (Cost $617,468)		638,640

Total Investments–101.0% (Cost $2,590,367)		2,718,052
Liabilities in Excess of Other Assets – (1.0%)		(26,900)
Net Assets–100.0%		$2,691,152

ETF	– Exchange Traded Fund

*	Non-income producing security
(a)	American Depositary Receipt

† Affiliated company.

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.2%
Advertising–0.6%
Interpublic Group of Cos., Inc. (The)	5,040	$65,671
Omnicom Group, Inc.	642	37,814
Total Advertising		103,485

Aerospace/Defense–1.1%
Boeing Co. (The)	509	43,698
General Dynamics Corp.	325	22,916
Lockheed Martin Corp.	191	18,435
Northrop Grumman Corp.	114	7,997
Raytheon Co.	411	24,163
Rockwell Collins, Inc.	613	38,692
United Technologies Corp.	454	42,417
Total Aerospace/Defense		198,318

Agriculture–1.0%
Altria Group, Inc.	747	25,689
Archer-Daniels-Midland Co.	2,134	71,980
Lorillard, Inc.	699	28,205
Philip Morris International, Inc.	356	33,005
Reynolds American, Inc.	495	22,022
Total Agriculture		180,901

Airlines–0.4%
Southwest Airlines Co.	5,945	80,139

Apparel–1.0%
Coach, Inc.	908	45,391
Nike, Inc., Class B	562	33,164
Ralph Lauren Corp.	217	36,740
VF Corp.	338	56,699
Total Apparel		171,994

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Auto Manufacturers–0.4%
Ford Motor Co.	2,065	$27,155
PACCAR, Inc.	947	47,880
Total Auto Manufacturers		75,035

Auto Parts & Equipment–1.1%
BorgWarner, Inc.*	905	69,993
Goodyear Tire & Rubber Co. (The)*	4,807	60,616
Johnson Controls, Inc.	1,854	65,020
Total Auto Parts & Equipment		195,629

Banks–5.8%
Bank of America Corp.	2,393	29,147
Bank of New York Mellon Corp. (The)	1,774	49,654
BB&T Corp.	1,668	52,359
Capital One Financial Corp.	848	46,598
Citigroup, Inc.	1,324	58,574
Comerica, Inc.	1,736	62,409
Fifth Third Bancorp	2,318	37,807
First Horizon National Corp.	4,911	52,449
Goldman Sachs Group, Inc. (The)	477	70,191
Huntington Bancshares, Inc.	3,776	27,905
JPMorgan Chase & Co.	930	44,138
KeyCorp	2,119	21,105
M&T Bank Corp.	526	54,262
Morgan Stanley	3,005	66,050
Northern Trust Corp.	781	42,611
PNC Financial Services Group, Inc.	447	29,725
Regions Financial Corp.	5,433	44,496
State Street Corp.	973	57,495
SunTrust Banks, Inc.	2,287	65,888
US Bancorp	1,158	39,291
Wells Fargo & Co.	1,387	51,305
Zions Bancorporation	1,574	39,334
Total Banks		1,042,793

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Beverages–1.5%
Beam, Inc.	370	$23,510
Brown-Forman Corp., Class B	376	26,846
Coca-Cola Co. (The)	522	21,110
Coca-Cola Enterprises, Inc.	923	34,077
Constellation Brands, Inc., Class A*	1,134	54,024
Dr Pepper Snapple Group, Inc.	555	26,057
Molson Coors Brewing Co., Class B	605	29,602
Monster Beverage Corp.*	835	39,863
PepsiCo, Inc.	189	14,952
Total Beverages		270,041

Biotechnology–1.8%
Alexion Pharmaceuticals, Inc.*	383	35,290
Amgen, Inc.	467	47,872
Biogen Idec, Inc.*	256	49,385
Celgene Corp.*	638	73,951
Gilead Sciences, Inc.*	1,524	74,569
Life Technologies Corp.*	740	47,826
Total Biotechnology		328,893

Building Materials–0.1%
Masco Corp.	575	11,644

Chemicals–2.5%
Air Products & Chemicals, Inc.	365	31,799
Airgas, Inc.	392	38,871
CF Industries Holdings, Inc.	252	47,973
Dow Chemical Co. (The)	751	23,912
E.I. du Pont de Nemours & Co.	394	19,369
Eastman Chemical Co.	654	45,695
Ecolab, Inc.	511	40,972
FMC Corp.	613	34,959

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Chemicals–2.5% (continued)
International Flavors & Fragrances, Inc.	248	$19,014
Monsanto Co.	245	25,879
Mosaic Co. (The)	447	26,646
PPG Industries, Inc.	134	17,948
Praxair, Inc.	195	21,750
Sherwin-Williams Co. (The)	244	41,209
Sigma-Aldrich Corp.	208	16,158
Total Chemicals		452,154

Commercial Services–3.4%
ADT Corp. (The)	337	16,493
Apollo Group, Inc., Class A*	2,974	51,718
Automatic Data Processing, Inc.	326	21,196
Equifax, Inc.	533	30,695
H&R Block, Inc.	2,397	70,520
Iron Mountain, Inc.	522	18,954
MasterCard, Inc., Class A	82	44,373
Moody's Corp.	851	45,375
Paychex, Inc.	623	21,848
Quanta Services, Inc.*	1,559	44,556
Robert Half International, Inc.	1,473	55,282
SAIC, Inc.	3,983	53,970
Total System Services, Inc.	1,165	28,869
Visa, Inc., Class A	292	49,593
Western Union Co. (The)	4,042	60,792
Total Commercial Services		614,234

Computers–2.7%
Apple, Inc.	126	55,771
Cognizant Technology Solutions Corp., Class A*	651	49,873
Computer Sciences Corp.	443	21,809
Dell, Inc.	4,255	60,974
EMC Corp.*	2,393	57,169
International Business Machines Corp.	238	50,765

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Computers–2.7% (continued)
NetApp, Inc.*	1,259	$43,008
SanDisk Corp.*	981	53,955
Seagate Technology PLC (Ireland)	1,061	38,790
Teradata Corp.*	500	29,255
Western Digital Corp.	325	16,341
Total Computers		477,710

Cosmetics/Personal Care–0.4%
Colgate-Palmolive Co.	165	19,475
Estee Lauder Cos., Inc. (The), Class A	398	25,484
Procter & Gamble Co. (The)	257	19,804
Total Cosmetics/Personal Care		64,763

Distribution/Wholesale–0.9%
Fastenal Co.	613	31,477
Fossil, Inc.*	568	54,869
Genuine Parts Co.	346	26,988
W.W. Grainger, Inc.	194	43,646
Total Distribution/Wholesale		156,980

Diversified Financial Services–4.4%
American Express Co.	824	55,587
Ameriprise Financial, Inc.	961	70,778
BlackRock, Inc.	201	51,633
Charles Schwab Corp. (The)	2,026	35,840
CME Group, Inc.	559	34,317
Discover Financial Services	1,445	64,794
E*Trade Financial Corp.*	2,961	31,712
Franklin Resources, Inc.	347	52,331
IntercontinentalExchange, Inc.*	260	42,398
Invesco Ltd. (Bermuda)	1,524	44,135
Legg Mason, Inc.	2,462	79,153

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Diversified Financial Services–4.4% (continued)
NASDAQ OMX Group, Inc. (The)	2,129	$68,767
NYSE Euronext	785	30,332
SLM Corp.	3,674	75,244
T. Rowe Price Group, Inc.	536	40,130
Total Diversified Financial Services		777,151

Electric–2.1%
AES Corp. (The)	3,902	49,048
American Electric Power Co., Inc.	201	9,775
CMS Energy Corp.	613	17,127
Consolidated Edison, Inc.	141	8,605
Dominion Resources, Inc.	248	14,429
DTE Energy Co.	189	12,916
Duke Energy Corp.	151	10,961
Edison International	249	12,530
Entergy Corp.	412	26,055
FirstEnergy Corp.	205	8,651
Integrys Energy Group, Inc.	273	15,878
NextEra Energy, Inc.	198	15,381
Northeast Utilities	386	16,776
NRG Energy, Inc.	1,676	44,397
Pepco Holdings, Inc.	561	12,005
PG&E Corp.	291	12,958
Pinnacle West Capital Corp.	289	16,730
Public Service Enterprise Group, Inc.	280	9,615
SCANA Corp.	262	13,404
Southern Co. (The)	298	13,982
TECO Energy, Inc.	562	10,015
Wisconsin Energy Corp.	335	14,368
Xcel Energy, Inc.	517	15,355
Total Electric		380,961

Electrical Components & Equipment–0.4%
Emerson Electric Co.	649	36,260

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Electrical Components & Equipment–0.4% (continued)
Molex, Inc.	1,023	$29,953
Total Electrical Components & Equipment		66,213

Electronics–2.0%
Agilent Technologies, Inc.	853	35,800
Amphenol Corp., Class A	464	34,638
FLIR Systems, Inc.	1,898	49,367
Honeywell International, Inc.	601	45,285
Jabil Circuit, Inc.	3,265	60,337
PerkinElmer, Inc.	1,282	43,127
Thermo Fisher Scientific, Inc.	753	57,597
Waters Corp.*	269	25,262
Total Electronics		351,413

Engineering & Construction–0.6%
Fluor Corp.	699	46,365
Jacobs Engineering Group, Inc.*	1,212	68,163
Total Engineering & Construction		114,528

Entertainment–0.3%
International Game Technology	3,697	61,001

Environmental Control–0.4%
Republic Services, Inc.	625	20,625
Stericycle, Inc.*	290	30,792
Waste Management, Inc.	362	14,194
Total Environmental Control		65,611

Food–3.2%
Campbell Soup Co.	498	22,589
ConAgra Foods, Inc.	721	25,819
Dean Foods Co.*	2,924	53,012
General Mills, Inc.	514	25,345
H.J. Heinz Co.	268	19,369

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Food–3.2% (continued)
Hershey Co. (The)	227	$19,869
Hormel Foods Corp.	834	34,461
JM Smucker Co. (The)	245	24,294
Kellogg Co.	352	22,679
Kraft Foods Group, Inc.	320	16,490
Kroger Co. (The)	2,009	66,578
McCormick & Co., Inc.	259	19,050
Mondelez International, Inc., Class A	951	29,110
Safeway, Inc.	3,465	91,303
Sysco Corp.	658	23,142
Tyson Foods, Inc., Class A	1,976	49,044
Whole Foods Market, Inc.	296	25,678
Total Food		567,832

Forest Products & Paper–0.3%
International Paper Co.	664	30,929
MeadWestvaco Corp.	554	20,110
Total Forest Products & Paper		51,039

Gas–0.3%
AGL Resources, Inc.	235	9,858
CenterPoint Energy, Inc.	615	14,735
NiSource, Inc.	649	19,042
Sempra Energy	192	15,349
Total Gas		58,984

Hand/Machine Tools–0.4%
Snap-On, Inc.	418	34,569
Stanley Black & Decker, Inc.	386	31,254
Total Hand/Machine Tools		65,823

Healthcare - Products–2.6%
Baxter International, Inc.	392	28,475
Becton Dickinson and Co.	277	26,484

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Healthcare - Products–2.6% (continued)
Boston Scientific Corp.*	3,366	$26,289
C.R. Bard, Inc.	221	22,272
CareFusion Corp.*	1,292	45,207
DENTSPLY International, Inc.	854	36,227
Edwards Lifesciences Corp.*	362	29,742
Hospira, Inc.*	262	8,601
Intuitive Surgical, Inc.*	53	26,033
Medtronic, Inc.	498	23,386
Patterson Cos., Inc.	833	31,687
St. Jude Medical, Inc.	1,299	52,532
Stryker Corp.	516	33,664
Varian Medical Systems, Inc.*	431	31,032
Zimmer Holdings, Inc.	541	40,694
Total Healthcare - Products		462,325

Healthcare - Services–3.3%
Aetna, Inc.	1,316	67,274
Cigna Corp.	1,068	66,611
Coventry Health Care, Inc.	871	40,963
DaVita, Inc.*	406	48,148
Humana, Inc.	799	55,219
Laboratory Corp. of America Holdings*	612	55,202
Quest Diagnostics, Inc.	827	46,684
Tenet Healthcare Corp.*	1,521	72,369
UnitedHealth Group, Inc.	1,198	68,538
WellPoint, Inc.	996	65,965
Total Healthcare - Services		586,973

Home Builders–0.5%
DR Horton, Inc.	594	14,434
Lennar Corp., Class A	271	11,241
Pultegroup, Inc.*	3,341	67,622
Total Home Builders		93,297

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Home Furnishings–0.3%
Harman International Industries, Inc.	1,258	$56,145

Household Products/Wares–0.4%
Avery Dennison Corp.	706	30,407
Clorox Co. (The)	230	20,362
Kimberly-Clark Corp.	255	24,985
Total Household Products/Wares		75,754

Housewares–0.2%
Newell Rubbermaid, Inc.	1,503	39,228

Insurance–5.5%
Aflac, Inc.	1,171	60,915
Allstate Corp. (The)	850	41,710
American International Group, Inc.*	1,770	68,711
Assurant, Inc.	1,475	66,390
Berkshire Hathaway, Inc., Class B*	367	38,241
Chubb Corp. (The)	256	22,408
Cincinnati Financial Corp.	253	11,939
Genworth Financial, Inc., Class A*	8,117	81,170
Hartford Financial Services Group, Inc. (The)	2,698	69,608
Lincoln National Corp.	2,263	73,797
Marsh & McLennan Cos., Inc.	1,062	40,324
MetLife, Inc.	1,771	67,333
Principal Financial Group, Inc.	2,163	73,607
Progressive Corp. (The)	917	23,173
Prudential Financial, Inc.	1,115	65,774
Torchmark Corp.	1,014	60,637
Travelers Cos., Inc. (The)	493	41,506
Unum Group	2,735	77,264
Total Insurance		984,507

Internet–2.4%
Amazon.com, Inc.*	27	7,195

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Internet–2.4% (continued)
eBay, Inc.*	702	$38,062
Expedia, Inc.	659	39,547
F5 Networks, Inc.*	506	45,074
Google, Inc., Class A*	66	52,406
priceline.com, Inc.*	88	60,538
Symantec Corp.*	1,631	40,253
TripAdvisor, Inc.*	797	41,858
VeriSign, Inc.*	1,088	51,441
Yahoo! Inc.*	2,122	49,931
Total Internet		426,305

Iron/Steel–0.4%
Allegheny Technologies, Inc.	1,326	42,048
Cliffs Natural Resources, Inc.	728	13,839
Nucor Corp.	306	14,122
United States Steel Corp.	274	5,343
Total Iron/Steel		75,352

Leisure Time–0.5%
Carnival Corp. (Panama)	1,340	45,962
Harley-Davidson, Inc.	928	49,462
Total Leisure Time		95,424

Lodging–0.9%
Marriott International, Inc., Class A	1,159	48,945
Starwood Hotels & Resorts Worldwide, Inc.	469	29,889
Wyndham Worldwide Corp.	1,056	68,091
Wynn Resorts Ltd.	167	20,902
Total Lodging		167,827

Machinery - Construction & Mining–0.5%
Caterpillar, Inc.	587	51,051
Joy Global, Inc.	744	44,283
Total Machinery - Construction & Mining		95,334

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Machinery - Diversified–1.4%
Cummins, Inc.	493	$57,094
Deere & Co.	560	48,149
Flowserve Corp.	278	46,624
Rockwell Automation, Inc.	461	39,807
Roper Industries, Inc.	301	38,320
Xylem, Inc.	571	15,737
Total Machinery - Diversified		245,731

Media–3.7%
Cablevision Systems Corp., Class A	878	13,135
CBS Corp., Class B	1,280	59,763
Comcast Corp., Class A	1,137	47,765
DIRECTV*	1,221	69,121
Discovery Communications, Inc., Class A*	705	55,512
Gannett Co., Inc.	1,794	39,235
McGraw-Hill Cos., Inc. (The)	1,058	55,100
News Corp., Class A	2,002	61,101
Scripps Networks Interactive, Inc., Class A	702	45,167
Time Warner Cable, Inc.	561	53,890
Time Warner, Inc.	898	51,743
Viacom, Inc., Class B	995	61,262
Walt Disney Co. (The)	820	46,576
Total Media		659,370

Metal Fabricate/Hardware–0.2%
Precision Castparts Corp.	226	42,854

Mining–0.2%
Alcoa, Inc.	2,559	21,803
Freeport-McMoRan Copper & Gold, Inc.	378	12,512
Total Mining		34,315

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Miscellaneous Manufacturing–2.7%
3M Co.	362	$38,484
Danaher Corp.	698	43,381
Dover Corp.	806	58,741
Eaton Corp. PLC (Ireland)	646	39,568
General Electric Co.	2,026	46,841
Illinois Tool Works, Inc.	385	23,462
Leggett & Platt, Inc.	1,643	55,501
Pall Corp.	439	30,014
Parker Hannifin Corp.	147	13,462
Pentair Ltd. (Switzerland)	1,031	54,385
Textron, Inc.	2,497	74,436
Total Miscellaneous Manufacturing		478,275

Office/Business Equipment–0.3%
Xerox Corp.	6,635	57,061

Oil & Gas–4.8%
Anadarko Petroleum Corp.	83	7,258
Apache Corp.	139	10,725
Cabot Oil & Gas Corp.	653	44,149
Chevron Corp.	98	11,644
Denbury Resources, Inc.*	1,723	32,134
Diamond Offshore Drilling, Inc.	646	44,936
EOG Resources, Inc.	429	54,942
EQT Corp.	475	32,181
Exxon Mobil Corp.	103	9,281
Helmerich & Payne, Inc.	372	22,581
Hess Corp.	725	51,917
Marathon Oil Corp.	337	11,364
Marathon Petroleum Corp.	1,034	92,646
Murphy Oil Corp.	849	54,107
Newfield Exploration Co.*	865	19,393
Noble Energy, Inc.	138	15,961
Occidental Petroleum Corp.	93	7,289

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Oil & Gas–4.8% (continued)
Peabody Energy Corp.	574	$12,140
Phillips 66	1,016	71,090
Pioneer Natural Resources Co.	328	40,754
QEP Resources, Inc.	463	14,742
Southwestern Energy Co.*	601	22,393
Tesoro Corp.	1,567	91,748
Valero Energy Corp.	1,836	83,520
Total Oil & Gas		858,895

Oil & Gas Services–2.1%
Baker Hughes, Inc.	1,350	62,654
Cameron International Corp.*	1,092	71,198
FMC Technologies, Inc.*	1,190	64,724
Halliburton Co.	1,596	64,494
National Oilwell Varco, Inc.	897	63,463
Schlumberger Ltd. (Curacao)	769	57,591
Total Oil & Gas Services		384,124

Packaging & Containers–0.9%
Ball Corp.	969	46,105
Bemis Co., Inc.	599	24,176
Owens-Illinois, Inc.*	2,700	71,955
Sealed Air Corp.	1,013	24,423
Total Packaging & Containers		166,659

Pharmaceuticals–3.1%
Abbott Laboratories	1,415	49,978
Actavis, Inc.*	748	68,898
Allergan, Inc.	257	28,689
AmerisourceBergen Corp.	1,102	56,698
Bristol-Myers Squibb Co.	286	11,780
Cardinal Health, Inc.	1,044	43,451
Express Scripts Holding Co.*	1,081	62,320
Johnson & Johnson	250	20,383

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–3.1% (continued)
McKesson Corp.	571	$61,645
Mead Johnson Nutrition Co.	304	23,545
Merck & Co., Inc.	273	12,075
Mylan, Inc.*	1,928	55,796
Perrigo Co.	318	37,756
Pfizer, Inc.	434	12,525
Total Pharmaceuticals		545,539

Pipelines–0.5%
Kinder Morgan, Inc.	624	24,136
ONEOK, Inc.	697	33,226
Spectra Energy Corp.	340	10,455
Williams Cos., Inc. (The)	480	17,981
Total Pipelines		85,798

Real Estate–0.3%
CBRE Group, Inc.*	2,042	51,561

Real Estate Investment Trust–0.6%
American Tower Corp., Class A	256	19,691
AvalonBay Communities, Inc.	63	7,980
Equity Residential	129	7,103
HCP, Inc.	198	9,872
Health Care REIT, Inc.	101	6,859
Host Hotels & Resorts, Inc.	635	11,106
Plum Creek Timber Co., Inc.	159	8,300
Public Storage	56	8,530
Simon Property Group, Inc.	50	7,928
Ventas, Inc.	100	7,320
Weyerhaeuser Co.	226	7,092
Total Real Estate Investment Trust		101,781

Retail–10.1%
Abercrombie & Fitch Co., Class A	1,319	60,938

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Retail–10.1% (continued)
AutoNation, Inc.*	1,370	$59,938
AutoZone, Inc.*	177	70,228
Bed Bath & Beyond, Inc.*	1,089	70,153
Big Lots, Inc.*	1,957	69,023
CarMax, Inc.*	863	35,987
Chipotle Mexican Grill, Inc.*	110	35,846
Costco Wholesale Corp.	251	26,634
CVS Caremark Corp.	1,010	55,540
Darden Restaurants, Inc.	997	51,525
Dollar General Corp.*	1,405	71,065
Dollar Tree, Inc.*	1,621	78,505
Family Dollar Stores, Inc.	903	53,322
Gamestop Corp., Class A	2,676	74,848
Gap, Inc. (The)	1,650	58,410
Home Depot, Inc. (The)	714	49,823
Kohl's Corp.	1,433	66,104
L Brands, Inc.	1,067	47,652
Lowe's Cos., Inc.	1,307	49,561
Macy's, Inc.	1,607	67,237
McDonald's Corp.	261	26,019
Nordstrom, Inc.	902	49,818
O'Reilly Automotive, Inc.*	602	61,735
PetSmart, Inc.	828	51,419
Ross Stores, Inc.	845	51,224
Staples, Inc.	2,959	39,739
Starbucks Corp.	647	36,853
Target Corp.	833	57,019
Tiffany & Co.	708	49,234
TJX Cos., Inc. (The)	868	40,579
Urban Outfitters, Inc.*	942	36,493
Walgreen Co.	1,481	70,614
Wal-Mart Stores, Inc.	552	41,306
Yum! Brands, Inc.	440	31,654
Total Retail		1,796,045

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Savings & Loans–0.1%
People's United Financial, Inc.	1,849	$24,851

Semiconductors–3.2%
Altera Corp.	880	31,213
Analog Devices, Inc.	702	32,636
Applied Materials, Inc.	1,393	18,778
Broadcom Corp., Class A	1,718	59,563
Intel Corp.	1,520	33,212
KLA-Tencor Corp.	612	32,277
Lam Research Corp.*	880	36,485
Linear Technology Corp.	659	25,286
LSI Corp.*	8,683	58,871
Microchip Technology, Inc.	633	23,269
NVIDIA Corp.	5,051	64,754
QUALCOMM, Inc.	819	54,832
Teradyne, Inc.*	3,067	49,747
Texas Instruments, Inc.	475	16,853
Xilinx, Inc.	691	26,375
Total Semiconductors		564,151

Software–3.8%
Adobe Systems, Inc.*	425	18,492
Akamai Technologies, Inc.*	778	27,455
Autodesk, Inc.*	938	38,683
BMC Software, Inc.*	1,373	63,611
CA, Inc.	2,408	60,609
Cerner Corp.*	344	32,594
Citrix Systems, Inc.*	492	35,503
Dun & Bradstreet Corp. (The)	759	63,490
Electronic Arts, Inc.*	3,617	64,021
Fidelity National Information Services, Inc.	1,237	49,010
Fiserv, Inc.*	508	44,618

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Software–3.8% (continued)
Intuit, Inc.	557	$36,567
Microsoft Corp.	2,074	59,337
Oracle Corp.	1,527	49,383
Red Hat, Inc.*	362	18,303
Salesforce.com, Inc.*	60	10,730
Total Software		672,406

Telecommunications–1.9%
AT&T, Inc.	484	17,758
Centurylink, Inc.	220	7,729
Cisco Systems, Inc.	2,437	50,958
Corning, Inc.	570	7,598
Crown Castle International Corp.*	138	9,610
Frontier Communications Corp.	1,539	6,125
Harris Corp.	243	11,261
JDS Uniphase Corp.*	1,447	19,346
Juniper Networks, Inc.*	1,891	35,059
MetroPCS Communications, Inc.*	6,101	66,501
Motorola Solutions, Inc.	1,133	72,546
Verizon Communications, Inc.	540	26,541
Total Telecommunications		331,032

Textiles–0.2%
Cintas Corp.	719	31,729

Toys/Games/Hobbies–0.4%
Hasbro, Inc.	867	38,096
Mattel, Inc.	850	37,221
Total Toys/Games/Hobbies		75,317

Transportation–2.1%
C.H. Robinson Worldwide, Inc.	472	28,065
CSX Corp.	2,768	68,176
Expeditors International of Washington, Inc.	386	13,784

ADVISORSHARES
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Transportation–2.1% (continued)
FedEx Corp.	459	$45,074
Norfolk Southern Corp.	854	65,826
Ryder System, Inc.	965	57,659
Union Pacific Corp.	430	61,236
United Parcel Service, Inc., Class B	374	32,127
Total Transportation		371,947
Total Common Stocks (Cost $14,948,479)		17,723,181

MONEY MARKET FUND–0.9%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $156,298)	156,298	156,298
Total Investments–100.1% (Cost $15,104,777)		17,879,479
Liabilities in Excess of Other Assets–(0.1)%		(18,742)
Net Assets–100.0%		$17,860,737

*	Non-income producing security

ADVISORSHARES
MADRONA GLOBAL BOND ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.4%
Asset Allocation Fund–4.1%
SPDR Barclays Capital Convertible Securities ETF	23,078	$978,277

Debt Fund–88.3%
iShares iBoxx $ High Yield Corporate Bond Fund	12,555	1,184,564
iShares iBoxx $ Investment Grade Corporate Bond Fund	35,297	4,232,110
iShares S&P/Citigroup International Treasury Bond Fund	7,000	698,530
Peritus High Yield ETF	37,508	1,922,285
PIMCO 1-5 Year US TIPS Index Fund	13,241	718,589
PowerShares Build America Bond Portfolio	39,253	1,188,973
PowerShares Emerging Markets Sovereign Debt Portfolio	52,429	1,561,336
PowerShares Insured National Municipal Bond Portfolio	36,510	926,660
PowerShares International Corporate Bond Portfolio	48,391	1,382,047
SPDR DB International Government Inflation-Protected Bond ETF	11,406	708,199
Vanguard Intermediate-Term Government Bond ETF	10,866	710,636
Vanguard Long-Term Government Bond ETF	9,588	704,430
Vanguard Mortgage-Backed Securities ETF	54,279	2,830,107
Vanguard Short-Term Bond ETF	8,673	702,426
Vanguard Short-Term Government Bond ETF	116	7,065
Wisdomtree Emerging Markets Corporate Bond Fund	17,349	1,380,287
Total Debt Fund		20,858,244

Equity Fund–7.0%
PowerShares Financial Preferred Portfolio	88,630	1,642,314
Total Exchange Traded Funds (Cost $22,704,132)		23,478,835

MONEY MARKET FUND–0.7%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $180,930)	180,930	180,930

ADVISORSHARES
MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Total Investments–100.1% (Cost $22,885,062)		$23,659,765
Liabilities in Excess of Other Assets–(0.1)%		(32,003)
Net Assets–100.0%		$23,627,762

ETF - Exchange Traded Fund
TIPS - Treasury Inflation Protected Security

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.6%
Advertising–0.8%
Publicis Groupe SA (France)(a)	4,486	$75,589
WPP PLC (United Kingdom)(a)	592	47,431
Total Advertising		123,020

Aerospace/Defense–1.6%
Embraer SA (Brazil)(a)	2,210	78,831
Rolls-Royce Holdings PLC (United Kingdom)* (a)	930	80,045
Safran SA (France)(a)	1,904	84,728
Total Aerospace/Defense		243,604

Agriculture–0.5%
British American Tobacco PLC (United Kingdom)(a)	356	38,110
Imperial Tobacco Group PLC (United Kingdom)(a)	596	41,720
Total Agriculture		79,830

Airlines–0.7%
Deutsche Lufthansa AG (Germany)(a)	2,190	42,792
Ryanair Holdings PLC (Ireland)(a)	1,497	62,545
Total Airlines		105,337

Apparel–0.6%
Adidas AG (Germany)(a)	1,630	84,923

Auto Manufacturers–5.1%
Bayerische Motoren Werke AG (Germany)(a)	1,820	52,507
Daimler AG (Germany)(a)	187	10,188
Fiat SpA (Italy)* (a)	3,774	20,040
Fuji Heavy Industries Ltd. (Japan)(a)	4,110	130,123
Honda Motor Co. Ltd. (Japan)(a)	2,771	106,019
Nissan Motor Co. Ltd. (Japan)(a)	4,522	86,822
Porsche Automobil Holding SE (Germany)(a)	12,220	88,839

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Auto Manufacturers–5.1% (continued)
Tata Motors Ltd. (India)(a)	3,095	$75,549
Toyota Motor Corp. (Japan)(a)	1,077	110,543
Volkswagen AG (Germany)(a)	2,310	87,295
Volvo AB (Sweden)(a)	1,050	15,309
Total Auto Manufacturers		783,234

Auto Parts & Equipment–1.8%
Cie Generale des Etablissements Michelin (France)(a)	4,763	79,494
Denso Corp. (Japan)(a)	5,361	113,868
Magna International, Inc. (Canada)	1,427	83,765
Total Auto Parts & Equipment		277,127

Banks–14.5%
Akbank TAS (Turkey)(a)	5,717	60,486
Australia & New Zealand Banking Group Ltd. (Australia)(a)	637	19,091
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	3,307	29,002
Banco Bradesco SA (Brazil)(a)	1,441	24,526
Banco do Brasil SA (Brazil)(a)	1,292	17,675
Banco Macro SA (Argentina)* (a)	6,120	90,086
Banco Santander Chile (Chile)(a)	1,084	30,861
Banco Santander SA (Spain)(a)	6,949	47,323
Bancolombia SA (Colombia)(a)	1,065	67,361
Bank Mandiri Persero Tbk PT (Indonesia)(a)	8,806	90,702
Bank of Nova Scotia (Canada)	470	27,387
Barclays PLC (United Kingdom)(a)	5,070	90,043
BBVA Banco Frances SA (Argentina)* (a)	9,160	38,014
BNP Paribas SA (France)(a)	1,905	49,320
BOC Hong Kong Holdings Ltd. (Hong Kong)(a)	368	24,726
China Construction Bank Corp. (China)(a)	5,294	86,133
Commercial International Bank Egypt SAE (Egypt)(a)	18,950	82,054
Commerzbank AG (Germany)* (a)	41,840	63,178
Corpbanca SA (Chile)(a)	4,510	94,304

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Banks–14.5% (continued)
Credit Suisse Group AG (Switzerland)(a)	3,627	$95,027
DBS Group Holdings Ltd. (Singapore)(a)	1,170	60,676
Deutsche Bank AG (Germany)(b)	1,640	64,157
Grupo Financiero Banorte SAB de CV (Mexico)(a)	1,950	78,624
HSBC Holdings PLC (United Kingdom)(a)	1,404	74,889
ICICI Bank Ltd. (India)(a)	1,429	61,304
Industrial & Commercial Bank of China Ltd. (China)(a)	5,540	77,782
Intesa Sanpaolo SpA (Italy)(a)	6,782	60,021
Lloyds Banking Group PLC (United Kingdom)* (a)	24,214	72,642
National Australia Bank Ltd. (Australia)(a)	1,150	37,318
Nedbank Group Ltd. (South Africa)(a)	3,760	80,238
Nordea Bank AB (Sweden)(a)	3,130	35,776
Royal Bank of Scotland Group PLC (United Kingdom)* (a)	9,455	79,706
Sberbank of Russia (Russia)(a)	4,078	51,995
Svenska Handelsbanken AB, Class A (Sweden)(a)	1,600	34,272
Turkiye Garanti Bankasi As (Turkey)(a)	15,269	82,147
UBS AG (Switzerland)*	4,650	71,564
United Overseas Bank Ltd. (Singapore)(a)	2,656	87,515
Total Banks		2,237,925

Beverages–2.6%
Anheuser-Busch InBev NV (Belgium)(a)	714	71,079
Carlsberg A/S, Class B (Denmark)(a)	3,630	71,402
Coca-Cola Amatil Ltd. (Australia)(a)	660	20,051
Diageo PLC (United Kingdom)(a)	390	49,078
Fomento Economico Mexicano SAB de CV (Mexico)(a)	140	15,890
Heineken NV (Netherlands)* (a)	1,705	64,176
Pernod-Ricard SA (France)(a)	2,010	49,908
SABMiller PLC (United Kingdom)(a)	1,177	62,251
Total Beverages		403,835

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Biotechnology–0.4%
CSL Ltd. (Australia)(a)	1,325	$41,234
Novozymes A/S (Denmark)(a)	440	14,938
Total Biotechnology		56,172

Building Materials–1.7%
CRH PLC (Ireland)(a)	3,774	83,368
Desarrolladora Homex SAB de CV (Mexico)* (a)	7,200	64,368
Lafarge SA (France)(a)	6,730	111,718
Total Building Materials		259,454

Chemicals–2.5%
Agrium, Inc. (Canada)	181	17,647
Air Liquide SA (France)(a)	546	13,328
Akzo Nobel NV (Netherlands)(a)	2,965	62,710
Givaudan SA (Switzerland)(a)	3,420	84,474
Linde AG (Germany)(a)	1,540	28,767
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	2,734	45,111
Sociedad Quimica y Minera de Chile SA (Chile)(a)	399	22,125
Syngenta AG (Switzerland)(a)	372	31,155
Yara International ASA (Norway)(a)	1,648	75,149
Total Chemicals		380,466

Commercial Services–2.2%
Brambles Ltd. (Australia)(a)	2,110	37,473
Cielo SA (Brazil)(a)	1,665	49,684
Experian PLC (Jersey Islands)(a)	2,876	49,841
Secom Co. Ltd. (Japan)(a)	8,205	105,352
SGS SA (Switzerland)(a)	1,822	44,803
Sodexo (France)(a)	590	55,224
Total Commercial Services		342,377

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Computers–1.5%
CGI Group, Inc., Class A (Canada)*	2,830	$76,863
Gemalto NV (Netherlands)(a)	1,930	84,341
Lenovo Group Ltd. (Hong Kong)(a)	3,448	69,305
Total Computers		230,509

Cosmetics/Personal Care–0.7%
Kao Corp. (Japan)(a)	1,440	46,656
Unicharm Corp. (Japan)(a)	5,450	62,675
Total Cosmetics/Personal Care		109,331

Distribution/Wholesale–1.7%
ITOCHU Corp. (Japan)(a)	4,803	117,625
Mitsubishi Corp. (Japan)(a)	2,486	93,300
Wolseley PLC (United Kingdom)(a)	11,200	56,224
Total Distribution/Wholesale		267,149

Diversified Financial Services–2.6%
Daiwa Securities Group, Inc. (Japan)(a)	15,620	109,809
Macquarie Group Ltd. (Australia)(a)	2,270	87,894
Nomura Holdings, Inc. (Japan)(a)	18,242	112,553
ORIX Corp. (Japan)(a)	1,485	94,416
Total Diversified Financial Services		404,672

Electric–1.8%
CLP Holdings Ltd. (Hong Kong)(a)	7,660	67,561
E.ON SE (Germany)(a)	2,440	42,822
EDF SA (France)(a)	23,827	89,590
RWE AG (Germany)(a)	1,310	49,125
SSE PLC (United Kingdom)(a)	1,378	31,294
Total Electric		280,392

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Electrical Components & Equipment–0.3%
Nidec Corp. (Japan)(a)	1,926	$28,890
Schneider Electric SA (France)(a)	1,129	16,540
Total Electrical Components & Equipment		45,430

Electronics–1.9%
Hoya Corp. (Japan)(a)	4,215	79,368
Koninklijke Philips Electronics NV, Class Y (Netherlands)	2,561	75,678
Kyocera Corp. (Japan)(a)	209	19,113
LG Display Co. Ltd. (South Korea)* (a)	8,215	119,857
Total Electronics		294,016

Engineering & Construction–1.4%
ABB Ltd. (Switzerland)* (a)	1,937	44,086
Empresas ICA SAB de CV (Mexico)* (a)	8,150	108,069
JGC Corp. (Japan)(a)	1,326	68,077
Total Engineering & Construction		220,232

Food–2.9%
Associated British Foods PLC (United Kingdom)(a)	1,100	31,801
BRF - Brasil Foods SA (Brazil)(a)	1,655	36,592
Carrefour SA (France)(a)	11,589	62,812
Cencosud SA (Chile)(a)	2,961	55,341
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	1,033	55,038
Danone SA (France)(a)	940	13,188
J Sainsbury PLC (United Kingdom)(a)	1,790	41,027
Koninklijke Ahold NV (Netherlands)(a)	1,856	28,490
Nestle SA (Switzerland)(a)	300	21,741
Seven & I Holdings Co. Ltd. (Japan)(a)	640	42,266
Unilever NV (Netherlands)	504	20,664
Unilever PLC (United Kingdom)(a)	560	23,654
Want Want China Holdings Ltd. (China)(a)	270	20,855

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Food–2.9% (continued)
Total Food		$453,469

Food Service–0.3%
Compass Group PLC (United Kingdom)(a)	3,997	51,202

Forest Products & Paper–0.7%
Svenska Cellulosa AB (Sweden)* (a)	4,070	105,332

Gas–0.3%
Hong Kong & China Gas Co. Ltd. (Hong Kong)(a)	14,660	43,394

Hand/Machine Tools–0.2%
Sandvik AB (Sweden)(a)	2,050	31,652

Healthcare - Products–0.9%
Cia Generale d'Optique Essilor International SA (France)(a)	467	26,035
Mindray Medical International Ltd. (China)(a)	740	29,556
Smith & Nephew PLC (United Kingdom)(a)	271	15,645
Sonova Holding AG (Switzerland)* (a)	2,790	67,127
Total Healthcare - Products		138,363

Healthcare - Services–0.1%
Fresenius Medical Care AG & Co. KGaA (Germany)(a)	630	21,332

Holding Companies - Diversified–1.8%
Bidvest Group Ltd. (South Africa)(a)	700	37,100
Hutchison Whampoa Ltd. (Hong Kong)(a)	3,115	65,552
Keppel Corp. Ltd. (Singapore)(a)	2,526	45,847
KOC Holding AS (Turkey)(a)	2,645	76,758
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1,432	49,060
Total Holding Companies - Diversified		274,317

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Home Builders–0.8%
Sekisui House Ltd. (Japan)(a)	9,445	$127,507

Household Products/Wares–0.3%
Henkel AG & Co. KGaA (Germany)(a)	490	38,734

Insurance–7.1%
Aegon NV, Class G (Netherlands)	14,901	89,555
AIA Group Ltd. (Hong Kong)(a)	3,490	61,598
Aviva PLC (United Kingdom)(a)	1,830	16,690
AXA SA (France)(a)	3,635	62,704
China Life Insurance Co. Ltd. (China)(a)	420	16,556
ING Groep NV (Netherlands)* (a)	10,808	77,926
Manulife Financial Corp. (Canada)	5,620	82,726
MS&AD Insurance Group Holdings (Japan)(a)	7,094	78,176
Muenchener Rueckversicherungs AG (Germany)(a)	5,960	111,869
Prudential PLC (United Kingdom)(a)	2,249	72,778
QBE Insurance Group Ltd. (Australia)(a)	7,010	98,771
Sampo OYJ, Class A (Finland)(a)	4,160	80,122
Sony Financial Holdings, Inc. (Japan)(a)	4,090	60,859
Sun Life Financial, Inc. (Canada)	462	12,608
Tokio Marine Holdings, Inc. (Japan)(a)	3,368	96,729
Zurich Insurance Group AG (Switzerland)* (a)	2,908	81,482
Total Insurance		1,101,149

Internet–1.4%
Baidu, Inc. (Cayman Islands)* (a)	806	70,686
NetEase.com (Cayman Islands)(a)	1,819	99,627
Tencent Holdings Ltd. (Cayman Islands)(a)	1,420	45,369
Total Internet		215,682

Iron/Steel–0.6%
Rio Tinto PLC (United Kingdom)(a)	1,848	87,004

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Leisure Time–0.4%
Carnival PLC (United Kingdom)(a)	1,570	$54,997

Lodging–1.1%
InterContinental Hotels Group PLC (United Kingdom)(a)	850	25,857
Melco Crown Entertainment Ltd., Class Participation Certificate (Hong Kong)* (a)	4,506	105,170
Sands China Ltd. (Cayman Islands)(a)	840	43,856
Total Lodging		174,883

Machinery - Construction & Mining–0.5%
United Tractors Tbk PT (Indonesia)(a)	1,860	70,029

Machinery - Diversified–1.4%
Alstom SA (France)(a)	20,948	84,421
CNH Global NV (Netherlands)	1,870	77,268
Kubota Corp. (Japan)(a)	693	50,014
Total Machinery - Diversified		211,703

Media–0.9%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,226	66,008
Naspers Ltd., Class N (South Africa)(a)	190	11,890
Pearson PLC (United Kingdom)(a)	1,047	18,835
Reed Elsevier NV (Netherlands)(a)	940	31,951
Reed Elsevier PLC (United Kingdom)(a)	241	11,455
Total Media		140,139

Metal Fabricate/Hardware–0.9%
Assa Abloy AB (Sweden)(a)	2,821	57,351
Tenaris SA (Luxembourg)(a)	2,086	85,067
Total Metal Fabricate/Hardware		142,418

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Mining–4.2%
BHP Billiton PLC (United Kingdom)(a)	1,060	$61,544
Gold Fields Ltd. (South Africa)(a)	6,042	46,825
Harmony Gold Mining Co. Ltd. (South Africa)(a)	8,260	52,947
Kinross Gold Corp. (Canada)	10,535	83,543
Newcrest Mining Ltd. (Australia)(a)	3,851	80,871
Randgold Resources Ltd. (Jersey Islands)(a)	983	84,518
Sibanye Gold Ltd. (South Africa)* (a)	1,510	8,531
Silver Wheaton Corp. (Canada)	3,163	99,160
Sterlite Industries India Ltd. (India)(a)	12,060	84,179
Yamana Gold, Inc. (Canada)	2,886	44,300
Total Mining		646,418

Miscellaneous Manufacturing–1.0%
FUJIFILM Holdings Corp. (Japan)(a)	2,525	49,591
Siemens AG (Germany)(a)	764	82,359
Smiths Group PLC (United Kingdom)(a)	1,014	19,520
Total Miscellaneous Manufacturing		151,470

Office/Business Equipment–0.3%
Canon, Inc. (Japan)(a)	1,181	43,331

Oil & Gas–4.1%
Cenovus Energy, Inc. (Canada)	1,620	50,204
Ecopetrol SA (Colombia)(a)	637	34,729
Encana Corp. (Canada)	4,890	95,159
Eni SpA (Italy)(a)	954	42,825
Petrobras Argentina SA (Argentina)(a)	19,340	91,478
PetroChina Co. Ltd. (China)(a)	90	11,864
Petroleo Brasileiro SA (Brazil)(a)	1,385	22,950
Repsol YPF SA (Spain)(a)	2,380	48,528

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Oil & Gas–4.1% (continued)
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	740	$48,218
Sasol Ltd. (South Africa)(a)	1,547	68,594
Tullow Oil PLC (United Kingdom)(a)	4,870	45,778
YPF SA (Argentina)(a)	5,140	73,451
Total Oil & Gas		633,778

Oil & Gas Services–1.9%
Petrofac Ltd. (Jersey Islands)(a)	6,330	68,870
Saipem SpA (Italy)(a)	3,640	55,692
Subsea 7 SA (Luxembourg)* (a)	3,920	92,159
Technip SA (France)(a)	3,187	81,778
Total Oil & Gas Services		298,499

Packaging & Containers–0.4%
Amcor Ltd. (Australia)(a)	1,460	56,414

Pharmaceuticals–4.8%
Astellas Pharma, Inc. (Japan)(a)	1,407	75,387
Bayer AG (Germany)(a)	570	59,023
Daiichi Sankyo Co. Ltd. (Japan)(a)	5,824	111,821
Dr. Reddy's Laboratories Ltd. (India)(a)	1,410	45,614
GlaxoSmithKline PLC (United Kingdom)(a)	577	27,067
Grifols SA (Spain)* (a)	3,296	95,617
Hypermarcas SA (Brazil)* (a)	7,260	56,918
NOVO Nordisk A/S (Denmark)(a)	347	56,041
Roche Holding AG (Switzerland)(a)	645	37,797
Shire PLC (Jersey Islands)(a)	578	52,806
Valeant Pharmaceuticals International, Inc. (Canada)*	1,563	117,256
Total Pharmaceuticals		735,347

Real Estate–0.7%
Daito Trust Construction Co. Ltd. (Japan)(a)	1,210	25,894

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Real Estate–0.7% (continued)
Hang Lung Properties Ltd. (Hong Kong)(a)	4,740	$89,112
Total Real Estate		115,006

Retail–2.2%
Aeon Co. Ltd. (Japan)(a)	1,470	19,007
CIE Financiere Richemont SA (Switzerland)(a)	8,730	68,269
Fast Retailing Co. Ltd. (Japan)(a)	1,610	51,600
Inditex SA (Spain)(a)	1,894	50,259
Kingfisher PLC (United Kingdom)(a)	3,227	28,281
Lululemon Athletica, Inc.*	590	36,787
Swatch Group AG (The) (Switzerland)(a)	2,377	69,599
Tim Hortons, Inc. (Canada)	140	7,605
Total Retail		331,407

Semiconductors–1.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	12,320	50,635
ASML Holding NV (Netherlands)	161	10,950
Siliconware Precision Industries Co. (Taiwan)(a)	12,180	70,887
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	1,683	28,931
Total Semiconductors		161,403

Software–0.6%
Dassault Systemes SA (France)(a)	309	35,828
SAP AG (Germany)(a)	770	62,016
Total Software		97,844

Telecommunications–6.4%
China Telecom Corp. Ltd. (China)(a)	711	36,147
Deutsche Telekom AG (Germany)(a)	1,920	20,314
Indosat Tbk PT (Indonesia)(a)	890	29,766
KDDI Corp. (Japan)(a)	4,844	100,755
Mobile TeleSystems (Russia)(a)	1,017	21,093

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Telecommunications–6.4% (continued)
MTN Group Ltd. (South Africa)(a)	3,209	$56,896
Nippon Telegraph & Telephone Corp. (Japan)(a)	3,605	78,373
Telekomunikasi Indonesia Tbk PT (Indonesia)(a)	648	29,212
Soft Bank Corp. (Japan)(a)	4,023	91,724
Swisscom AG (Switzerland)(a)	2,145	99,356
Telecom Argentina SA (Argentina)(a)	6,380	92,574
Telefonaktiebolaget LM Ericsson (Sweden)(a)	2,797	35,242
Telenor ASA (Norway)(a)	1,510	99,751
Telstra Corp. Ltd. (Australia)(a)	613	14,448
Tim Participacoes SA (Brazil)(a)	1,984	43,410
Turkcell Iletisim Hizmetleri AS (Turkey)* (a)	2,128	35,410
VimpelCom Ltd. (Bermuda)(a)	8,154	96,951
Vodafone Group PLC (United Kingdom)(a)	467	13,267
Total Telecommunications		994,689

Transportation–1.9%
Canadian National Railway Co. (Canada)	360	36,108
Canadian Pacific Railway Ltd. (Canada)	533	69,541
Deutsche Post AG (Germany)(a)	3,121	72,438
East Japan Railway Co. (Japan)(a)	8,922	121,339
Total Transportation		299,426

Water–0.6%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)* (a)	2,048	97,751
Total Common Stocks (Cost $14,493,186)		15,375,124

MONEY MARKET FUND–0.4%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $69,123)	69,123	69,123

ADVISORSHARES
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Value
Total Investments–100.0% (Cost $14,562,309)	$15,444,247
Liabilities in Excess of Other Assets–(0.0)%†	(3,369)
Net Assets–100.0%	$15,440,878

PLC-	Public Limited Company
(a)	American Depositary Receipt
(b)	Registered Shares
*	Non-income producing security
†	Greater than (0.05)%

ADVISORSHARES
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–96.2%
Equity Fund–96.2%
Guggenheim S&P Equal Weight ETF	6,314	$376,567
iShares Core S&P Mid-Cap ETF	3	345
iShares Core S&P Small-Cap ETF	8,541	743,579
iShares Dow Jones Select Dividend Index Fund	4	254
iShares Russell 1000 Index Fund	4,274	372,736
iShares Core S&P 500 Fund	7	1,101
iShares S&P 500 Value Index Fund	1	74
iShares S&P MidCap 400 Growth Index Fund	5,850	749,619
iShares S&P MidCap 400 Value Index Fund	7,425	749,108
iShares S&P SmallCap 600 Growth Index Fund	7,938	745,299
iShares S&P SmallCap 600 Value Index Fund	8,271	743,811
SPDR S&P 500 ETF Trust	4,761	745,335
SPDR S&P MidCap 400 ETF Trust	3,573	749,330
Vanguard Mid-Cap Growth ETF	6	462
Vanguard Mid-Cap Value ETF	8	538
Vanguard S&P 500 ETF	5,202	372,671
Vanguard Small-Cap ETF	2	182
Vanguard Small-Cap Growth ETF	4	400
Vanguard Small-Cap Value ETF	3	246
Vanguard Value ETF	11,385	746,856
WisdomTree Dividend ex-Financials Fund	6,083	377,024
Total Exchange Traded Funds (Cost $7,428,890)		7,475,537

MONEY MARKET FUND–3.4%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class (Cost $264,594)	264,594	264,594

ADVISORSHARES
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Value
Total Investments–99.6% (Cost $7,693,484)	$7,740,131
Other Assets in Excess of Liabilities–0.4%	28,022
Net Assets–100.0%	$7,768,153

____________

ETF - Exchange Traded Fund

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value

CORPORATE BONDS–25.2%

Consumer Discretionary–2.6%
CBS Corp., 1.95%, 07/01/17	100,000	$101,760
Dish DBS Corp., 4.63%, 07/15/17	100,000	104,250
Hyatt Hotels Corp., 3.88%, 08/15/16	35,000	37,329
Jones Group, Inc. (The), 6.88%, 03/15/19	175,000	186,156
MGM Resorts International, 7.63%, 01/15/17	100,000	111,500
Rent-A-Center, Inc., 6.63%, 11/15/20	175,000	189,000
Time Warner Cable, Inc., 6.75%, 07/01/18	125,000	153,996
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	167,250
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	453,061
Total Consumer Discretionary		1,504,302

Energy–1.3%
Bill Barrett Corp., 7.63%, 10/01/19	175,000	186,812
Chesapeake Energy Corp., 5.38%, 06/15/21	175,000	176,094
Forest Oil Corp., 7.25%, 06/15/19	175,000	175,875
Parker Drilling Co., 9.13%, 04/01/18	175,000	191,625
Total Energy		730,406

Financials–12.9%
American International Group, Inc., 4.88%, 09/15/16	180,000	200,467
Barclays, 5.20%, 07/10/14 (United Kingdom)	100,000	105,452
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	93,306
Capital One Financial Corp., 6.15%, 09/01/16	400,000	460,192
Citigroup, Inc., 5.50%, 02/15/17	450,000	500,854
CNA Financial Corp., 5.85%, 12/15/14	100,000	107,710
Countrywide Financial Corp., 6.25%, 05/15/16	175,000	195,060
DDR Corp., 7.88%, 09/01/20	180,000	229,199
E*Trade Financial Corp., 6.38%, 11/15/19	175,000	185,938
Fifth Third Bancorp, 4.50%, 06/01/18	260,000	288,884
Genworth Financial, Inc., 7.63%, 09/24/21	50,000	60,320
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	750,770

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

Financials–12.9% (continued)
HCP, Inc., 3.75%, 02/01/19	175,000	$188,879
Health Care REIT, Inc., 4.70%, 09/15/17	125,000	140,263
Hexion US Finance Corp., 6.63%, 04/15/20	175,000	176,312
HSBC Finance Corp., 6.68%, 01/15/21	225,000	266,665
HSBC USA, Inc., 1.63%, 01/16/18	200,000	200,043
International Lease Finance Corp., 3.88%, 04/15/18	200,000	199,875
Jefferies Group LLC, 5.13%, 04/13/18	275,000	301,125
JPMorgan Chase & Co., 6.13%, 06/27/17	85,000	99,841
Lincoln National Corp., 6.05%, 04/20/67@	100,000	101,000
Morgan Stanley, 5.55%, 04/27/17	425,000	480,973
Prudential Financial, Inc., 5.20%, 03/15/44	300,000	302,250
Regions Financial Corp., 5.75%, 06/15/15	325,000	352,841
Reynolds Group Issuer LLC, 7.88%, 08/15/19	150,000	166,125
Ryder System, Inc., 2.50%, 03/01/17	125,000	128,879
Santander Holdings USA, Inc., 3.00%, 09/24/15	25,000	25,649
SLM Corp., 4.63%, 09/25/17	175,000	181,965
State Street Corp., 4.96%, 03/15/18@	300,000	341,185
Ventas Realty LP / Ventas Capital Corp., 4.00%, 04/30/19	180,000	196,698
Wells Fargo & Co., 5.13%, 09/15/16	75,000	84,759
Willis North America, Inc., 6.20%, 03/28/17	250,000	285,089
Total Financials		7,398,568

Health Care–1.2%
Community Health Systems, Inc., 5.13%, 08/15/18	100,000	105,000
Express Scripts Holding Co., 3.50%, 11/15/16	150,000	161,736
HCA, Inc., 6.50%, 02/15/20	150,000	169,594
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	167,062
Vanguard Health Holding Company II LLC, 7.75%, 02/01/19	100,000	107,500
Total Health Care		710,892

Industrials–3.9%
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	478,133	523,555
Deluxe Corp., 7.00%, 03/15/19	100,000	109,000

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

Industrials–3.9% (continued)
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	$349,517
Kratos Defense & Security Solutions, Inc., 10.00%, 06/01/17	150,000	165,750
Spirit Aerosystems, Inc., 7.50%, 10/01/17	100,000	106,750
Textron, Inc., 4.63%, 09/21/16	400,000	439,096
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 07/15/18	486,318	564,129
Total Industrials		2,257,797

Information Technology–0.6%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	300,000	308,768
Xerox Corp., 4.25%, 02/15/15	50,000	52,691
Total Information Technology		361,459

Materials–0.6%
Calumet Specialty Products Partners LP, 9.38%, 05/01/19	100,000	112,500
International Paper Co., 9.38%, 05/15/19	75,000	103,202
Libbey Glass, Inc., 6.88%, 05/15/20	100,000	108,375
Total Materials		324,077

Telecommunication Services–1.9%
AT&T, Inc., 3.88%, 08/15/21	210,000	227,479
Centurylink, Inc., Series N, 6.00%, 04/01/17	75,000	81,260
Equinix, Inc., 4.88%, 04/01/20	175,000	177,188
Frontier Communications Corp., 7.13%, 03/15/19	250,000	271,250
Qwest Corp., 6.50%, 06/01/17	75,000	86,847
Sprint Nextel Corp., 6.00%, 12/01/16	100,000	108,750
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	140,028
Total Telecommunication Services		1,092,802

Utilities–0.2%
NRG Energy, Inc., 8.50%, 06/15/19	100,000	110,250

Total Corporate Bonds (Cost $14,517,808)		14,490,553

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

FOREIGN BONDS–5.8%

Energy–1.1%
Petrobras International Finance Co., 3.50%, 02/06/17 (Brazil)	400,000	413,997
Weatherford Bermuda Holdings Ltd., 9.63%, 03/01/19	150,000	$196,140
Total Energy		610,137

Financials–1.3%
Banco Bilbao Vizcaya Argentaria US Senior S.A. Unipersonal, 3.25%, 05/16/14 (Spain)	250,000	251,581
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	75,000	73,364
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	350,000	418,443
Total Financials		743,388

Foreign Corporate–1.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 2.13%, 10/13/15 (Netherlands)	250,000	257,630
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)	350,000	414,750
Vale Overseas Ltd., 4.38%, 01/11/22 (Brazil)	170,000	175,278
Total Foreign Corporate		847,658

Foreign Government–0.7%
Korea Finance Corp., 4.63%, 11/16/21 (South Korea)	375,000	422,573

Industrials–0.5%
Aircastle Ltd., 6.25%, 12/01/19	250,000	274,375

Materials–0.2%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	101,019

Telecommunication Services–0.5%
America Movil SAB de CV, 2.38%, 09/08/16 (Mexico)	200,000	206,734

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

Telecommunication Services–0.5% (continued)
Telefonica Emisiones S.A.U., 6.42%, 06/20/16 (Spain)	100,000	111,157
Total Telecommunication Services		317,891

Total Foreign Bonds (Cost $3,321,495)		3,317,041

ASSET BACKED SECURITIES–10.1%
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	$1,080,808
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35	404,290	416,932
Avis Budget Rental Car Funding LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	550,000	561,934
Carmax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	275,000	276,502
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	160,000	160,000
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	270,875	304,402
Residential Funding Mortgage Securities II Home Loan Trust, Class AIIB, Series 2003-HS2, 0.45%, 06/25/28@	281,795	257,648
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	260,000	270,034
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	540,717	550,355
Silverleaf Finance LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	549,823	558,196
SLM Private Education Loan Trust, Class A2, Series 2012-B, 3.48%, 10/15/30‡	200,000	214,341
SLM Private Education Loan Trust, Class A2, Series 2012-C, 3.31%, 10/15/46‡	320,000	341,958

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

ASSET BACKED SECURITIES–10.1% (continued)
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	500,115	543,909
Volvo Financial Equipment LLC, Class B, Series 2013-1A, 1.24%, 08/15/19‡	275,000	274,905

Total Asset Backed Securities (Cost $5,812,106)		5,811,924

COMMERCIAL MORTGAGE BACKED SECURITIES–8.3%
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	$288,736
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2004-T14, 5.20%, 01/12/41@	53,813	55,379
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	750,000	882,121
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	275,000	313,644
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.79%, 08/10/45	1,000,000	1,149,694
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	100,000	115,708
Rialto Real Estate Fund LLC, Series 2013-LT2, 2.83%, 05/22/28	275,000	275,000
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	43,291	42,287
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	500,000	551,278
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	500,000	568,763
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.73%, 06/15/49@	475,000	547,899

Total Commercial Mortgage Backed Securities (Cost $4,774,571)		4,790,509

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

TREASURY NOTE–43.2%

U.S. Treasury Note, 0.25%, 02/28/15 (Cost $24,807,724)	24,800,000	24,805,828

TERM LOANS (UNFUNDED)–4.4%
Consumer Discretionary–2.4%
Caesars Entertainment Corp., 10/31/16	225,000	230,103
Hostess Brands, Inc., 03/12/20	225,000	230,625
Landry's, Inc., 04/24/18	225,000	227,250
Riverbed Technology Inc., 12/18/19	225,000	227,672
Seven Seas Cruises S. DE R.L., 12/21/18	225,000	228,375
Zuffa LLC, 02/25/20	225,000	228,375
Total Consumer Discretionary		$1,372,400

Health Care–0.8%
Davita, Inc., 11/01/19	225,000	227,690
IASIS Healthcare LLC, 05/03/18	225,000	228,398
Total Health Care		456,088

Information Technology–0.4%
Interactive Data Corp., 02/11/18	225,000	227,918

Materials–0.4%
Fortescue Metals Group Ltd., 10/18/17	225,000	228,094

Telecommunication Services–0.4%
Windstream Corp., 01/23/20	225,000	227,708

Total Term Loans (Unfunded) (Cost $2,515,219)		2,512,208

ADVISORSHARES

NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2013 (Unaudited)(continued)
Investments	Shares	Value

MONEY MARKET FUND–12.5%

BofA Cash Reserves Money Market Fund - Capital Class (Cost $7,175,564)	7,175,564	7,175,564

Total Investments–109.5% (Cost $62,924,487)		62,903,627
Liabilities in Excess of Other Assets–(9.5%)		(5,452,758)
Net Assets–100.0%		$57,450,869

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
†	Less than 0.05%
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADVISORSHARES

PERITUS HIGH YIELD ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
CORPORATE BONDS–84.1%

Advertising–3.0%
Affinion Group, Inc., 7.88%, 12/15/18	5,405,000	$4,296,975
Sitel Worldwide Corp., 11.00%, 08/01/17‡	1,850,000	1,965,625
Total Advertising		6,262,600

Aerospace/Defense–1.3%
Ducommun, Inc., 9.75%, 07/15/18	2,531,000	2,796,755

Agriculture–1.2%
Vector Group Ltd., 7.75%, 02/15/21‡	2,450,000	2,584,750

Auto Manufacturers–1.8%
Navistar International Corp., 8.25%, 11/01/21	3,773,000	3,862,609

Auto Parts & Equipment–2.3%
Exide Technologies, 8.63%, 02/01/18	5,482,000	4,735,077

Beverages–1.7%
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 08/15/19‡	4,325,000	3,665,438

Chemicals–1.7%
Phibro Animal Health Corp., 9.25%, 07/01/18‡	3,330,000	3,596,400

Coal–2.2%
Arch Coal, Inc., 9.88%, 06/15/19‡	4,565,000	4,701,950

Commercial Services–6.6%
DynCorp International, Inc., 10.38%, 07/01/17	4,829,000	4,780,710
Harland Clarke Holdings Corp., 9.50%, 05/15/15	4,205,000	4,168,206
Harland Clarke Holdings Corp., 9.75%, 08/01/18‡	1,200,000	1,278,000
Southern Graphics, Inc., 8.38%, 10/15/20‡	3,425,000	3,562,000

ADVISORSHARES

PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Commercial Services (continued)
Total Commercial Services		$13,788,916

Computers–3.4%
j2 Global, Inc., 8.00%, 08/01/20	1,220,000	1,305,400
Spansion LLC, 7.88%, 11/15/17	3,250,000	3,445,000
Stream Global Services, Inc., 11.25%, 10/01/14	2,351,000	2,445,040
Total Computers		7,195,440

Diversified Financial Services–2.0%
GFI Group, Inc., 9.63%, 07/19/18#	4,425,000	4,192,688

Electrical Components & Equipment–1.7%
Advanced Lighting Technologies, Inc., 10.50%, 06/01/19‡	3,600,000	3,492,000

Electronics–5.3%
KEMET Corp., 10.50%, 05/01/18	3,325,000	3,482,938
Sanmina-SCI Corp., 7.00%, 05/15/19‡	3,930,000	4,126,500
Viasystems, Inc., 7.88%, 05/01/19‡	3,350,000	3,517,500
Total Electronics		11,126,938

Environmental Control–3.9%
Casella Waste Systems, Inc., 7.75%, 02/15/19	4,114,000	3,939,155
EnergySolutions, Inc. / EnergySolutions LLC, 10.75%, 08/15/18	4,050,000	4,242,375
Total Environmental Control		8,181,530

Food–4.9%
Chiquita Brands International, Inc., 7.88%, 02/01/21‡	3,300,000	3,469,125
Harmony Foods Corp., 10.00%, 05/01/16‡	2,548,000	2,758,210
SUPERVALU, Inc., 8.00%, 05/01/16	3,935,000	4,112,075
Total Food		10,339,410

ADVISORSHARES

PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Forest Products & Paper–1.9%
Exopack Holding Corp., 10.00%, 06/01/18	3,904,000	$3,904,000

Healthcare - Products–5.3%
Alere, Inc., 8.63%, 10/01/18	1,500,000	1,601,250
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/01/19	4,665,000	4,641,675
Rotech Healthcare, Inc., 10.75%, 10/15/15	4,885,000	4,909,425
Total Healthcare - Products		11,152,350

Healthcare - Services–9.6%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	3,810,000	3,695,700
Apria Healthcare Group, Inc., 11.25%, 11/01/14	3,625,000	3,742,812
Apria Healthcare Group, Inc., 12.38%, 11/01/14	1,195,000	1,224,875
Kindred Healthcare, Inc., 8.25%, 06/01/19	3,590,000	3,581,025
Radiation Therapy Services, Inc., 8.88%, 01/15/17	3,960,000	3,880,800
Radnet Management, Inc., 10.38%, 04/01/18	3,955,000	4,142,863
Total Healthcare - Services		20,268,075

Leisure Time–2.0%
ICON Health & Fitness, 11.88%, 10/15/16‡	4,850,000	4,219,500

Metal Fabricate / Hardware–1.8%
American Piping Products, Inc., 12.88%, 11/15/17‡	3,865,000	3,671,750

Miscellaneous Manufacturing–1.5%
JB Poindexter & Co., Inc., 9.00%, 04/01/22‡	2,965,000	3,113,250

Oil & Gas–4.6%
Quicksilver Resources, Inc., 11.75%, 01/01/16	3,900,000	3,997,500
Seitel, Inc., 9.50%, 04/15/19‡	1,830,000	1,846,013
Venoco, Inc., 11.50%, 10/01/17	3,625,000	3,896,875
Total Oil & Gas		9,740,388

ADVISORSHARES

PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Retail–4.0%
Ferrellgas Partners LP, 8.63%, 06/15/20	4,052,000	$4,133,040
RadioShack Corp., 6.75%, 05/15/19	5,792,000	4,228,160
Total Retail		8,361,200

Storage / Warehousing–0.9%
Niska Gas Storage Partners LLC, 8.88%, 03/15/18	1,850,000	1,937,875

Telecommunications–7.7%
Cincinnati Bell, Inc., 8.75%, 03/15/18	4,105,000	4,094,737
EarthLink, Inc., 8.88%, 05/15/19	3,430,000	3,481,450
Fairpoint Communications, Inc., 8.75%, 08/15/19‡	4,150,000	4,046,250
Frontier Communications Corp., 7.63%, 04/15/24	900,000	928,125
Primus Telecommunications Holding, Inc., Series AI-X, 10.00%, 04/15/17	3,700,000	3,718,500
Total Telecommunications		16,269,062

Transportation–1.8%
Era Group, Inc., 7.75%, 12/15/22‡	2,350,000	2,432,250
PHI, Inc., 8.63%, 10/15/18	1,185,000	1,294,612
Total Transportation		3,726,862

Total Corporate Bonds (Cost $172,101,125)		176,886,813

FOREIGN BONDS–13.3%

Airlines–2.3%
Air Canada, 12.00%, 02/01/16 (Canada)‡	4,319,711	4,746,283

Environmental Control–1.8%
Tervita Corp., 8.00%, 11/15/18 (Canada)‡	3,685,000	3,816,278

ADVISORSHARES

PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Forest Products & Paper–1.5%
Millar Western Forest Products Ltd., 8.50%, 04/01/21 (Canada)	3,150,000	$3,165,750

Healthcare - Products–0.9%
Angiotech Pharmaceuticals, Inc., 9.00%, 12/01/16 (Canada)	1,950,000	1,959,750

Oil & Gas–3.1%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡	5,850,000	3,904,875
Welltec A/S, 8.00%, 02/01/19 (Denmark)‡	2,360,000	2,590,100
Total Oil & Gas		6,494,975

Transportation–3.7%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)	3,536,000	3,776,890
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)	4,497,000	4,092,270
Total Transportation		7,869,160

Total Foreign Bonds (Cost $27,683,813)		28,052,196

MONEY MARKET FUND–3.5%

BlackRock Liquidity Funds TempFund Portfolio - Dollar Class (Cost $7,250,595)	7,250,595	7,250,595

Total Investments–100.9% (Cost $207,035,533)		212,189,604
Liabilities in Excess of Other Assets–(0.9%)		(1,930,055)
Net Assets–100.0%		$210,259,549

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Represents step coupon bond. Rate shown reflects the rate in effect at March 31, 2013.

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments

March 31, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–53.2%
Banks–3.8%
Royal Bank of Canada (Canada)	1,252	$75,496
Wells Fargo & Co.	1,916	70,873
Total Banks		146,369

Chemicals–3.7%
Monsanto Co.	722	76,265
Syngenta AG (Switzerland)(a)	808	67,670
Total Chemicals		143,935

Coal–2.3%
Alliance Resource Partners, LP	614	39,112
Peabody Energy Corp.	2,482	52,494
Total Coal		91,606

Commercial Services–1.7%
Paychex, Inc.	1,940	68,036

Electric–2.0%
MDU Resources Group, Inc.	3,060	76,469

Holding Companies - Diversified–2.2%
Leucadia National Corp.	3,180	87,227

Insurance–3.7%
American International Group, Inc.*	1,880	72,982
Aon PLC (United Kingdom)	1,156	71,094
Total Insurance		144,076

Media–1.0%
Comcast Corp., Class A	886	37,221

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Investments	Shares	Value
Mining–6.4%
Franco-Nevada Corp. (Canada)	1,132	$51,608
Freeport-McMoRan Copper & Gold, Inc.	1,952	64,611
Royal Gold, Inc.	958	68,047
Silver Wheaton Corp. (Canada)	2,036	63,829
Total Mining		248,095

Oil & Gas–1.7%
Seadrill Ltd. (Norway)	1,783	66,345

Pharmaceuticals–4.9%
Abbott Laboratories	1,012	35,744
AbbVie, Inc.	1,012	41,269
Eli Lilly & Co.	684	38,844
Pfizer, Inc.	2,602	75,094
Total Pharmaceuticals		190,951

Pipelines–1.9%
Kinder Morgan, Inc.	1,916	74,111

Real Estate Investment Trust–4.0%
Lexington Realty Trust	6,650	78,470
Rayonier, Inc.	1,326	79,122
Total Real Estate Investment Trust		157,592

Semiconductors–1.9%
Analog Devices, Inc.	1,566	72,803

Software–1.8%
Microsoft Corp.	2,434	69,637

Telecommunications–6.3%
AT&T, Inc.	1,928	70,739
BCE, Inc. (Canada)	738	34,457
Cisco Systems, Inc.	3,289	68,773

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Investments	Shares	Value
Telecommunications–6.3% (continued)
Verizon Communications, Inc.	1,494	$73,430
Total Telecommunications		247,399

Transportation–3.9%
Navios Maritime Partners, LP (Greece)	5,301	76,759
Union Pacific Corp.	518	73,768
Total Transportation		150,527

Total Common Stocks (Cost $1,983,465)		2,072,399

EXCHANGE TRADED FUNDS–27.9%

Debt Fund–19.6%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	7,084	190,347
iShares Barclays 20+ Year Treasury Bond Fund	1,297	152,735
Peritus High Yield ETF†	3,759	192,649
PIMCO Enhanced Short Maturity ETF	376	38,171
PowerShares Senior Loan Portfolio	7,554	189,681
Total Debt Fund		763,583

Equity Fund–8.3%
ProShares Short Russell2000*	5,447	116,947
ProShares Short S&P500*	2,258	69,298
SPDR Dow Jones International Real Estate ETF	1,783	76,687
SPDR S&P International Dividend ETF	1,184	57,554
Total Equity Fund		320,486

Total Exchange Traded Funds (Cost $1,084,439)		1,084,069

ADVISORSHARES
PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–18.0%
Dreyfus Government Cash Management - Investor Shares (Cost $701,741)	701,741	$701,741

Total Investments–99.1% (Cost $3,769,645)		3,858,209
Other Assets in Excess of Liabilities–0.9%		35,723
Net Assets–100.0%		$3,893,932

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

(a)  American Depositary Receipt

* Non-income producing security

† Affiliated company

ADVISORSHARES

QAM EQUITY HEDGE ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED NOTE–0.4%
Equity Fund–0.4%
iPath MSCI India Index ETN
(Cost $15,266)	284	$16,233

EXCHANGE TRADED FUNDS–84.2%
Asset Allocation Fund–2.1%
Proshares Short Euro ETF*	2,173	83,982

Commodity Fund–0.4%
SPDR Gold Shares*	101	15,600

Debt Fund–18.9%
iShares Barclays Short Treasury Bond Fund	3,405	375,333
SPDR Barclays Capital 1-3 Month T-Bill ETF*	8,184	374,909
Total Debt Fund		750,242

Equity Fund–62.8%
EGShares India Small Capital ETF	831	10,304
First Trust Dow Jones Internet Index Fund	1,600	69,024
Global X China Consumer ETF	88	1,236
Guggenheim China Real Estate ETF	1,875	41,194
Guggenheim China Small Capital ETF	5,095	120,344
Guggenheim Raymond James SB-1 Equity ETF	2,222	59,105
Guggenheim S&P 500 Equal Weight ETF	5,528	329,690
Guggenheim S&P 500 Equal Weight Financials ETF	4,787	159,503
Guggenheim S&p 500 Equal Weight Healthcare ETF	485	43,320
Guggenheim S&p 500 Equal Weight Technology ETF	343	21,019
Guggenheim S&P Midcap 400 Pure Growth ETF	543	54,886
iShares Core S&P SmallCap ETF	112	9,751
iShares Dow Jones US Medical Devices Index Fund	626	47,908
iShares Dow Jones US Pharmaceuticals Index Fund	571	54,787
iShares MSCI Brazil Small Capital Index Fund	2,468	67,697
iShares MSCI EAFE Index Fund	1,513	89,237
iShares MSCI Emerging Markets Index Fund	998	42,694
iShares MSCI Europe Financial Sector Index Fund	792	15,365

ADVISORSHARES

QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–62.8% (continued)
iShares MSCI Pacific Ex-Japan Index Fund	1,785	$88,715
iShares MSCI South Korea Capped Index Fund	188	11,173
iShares MSCI Taiwan Index Fund	2,554	34,070
iShares MSCI Thailand Capped Investable Market Index Fund	381	34,709
iShares MSCI U.K. Small Capital Index Fund	950	31,379
iShares MSCI United Kingdom Index Fund	3,584	65,480
iShares Russell 1000 Growth Index Fund	693	49,425
iShares Russell 1000 Value Index Fund	775	62,907
iShares Russell 2000 Growth Index Fund	773	83,291
iShares Russell 2000 Value Index Fund	2,036	170,637
iShares Russell Microcap(R) Index Fund	1,043	61,182
iShares S&P Latin America 40 Index Fund	610	26,627
iShares S&P North American Natural Resources Sector Index Fund	3,680	149,298
iShares S&P/TOPIX 150 Index Fund	496	23,195
Market Vectors China ETF	808	28,062
Market Vectors Russia ETF	665	18,440
Market Vectors Russia Small-Capital ETF	2,015	29,512
Market Vectors Uranium+Nuclear Energy ETF	1,761	24,918
PowerShares Dynamic Market Portfolio	1,204	67,431
SPDR Russell/Nomura SmallCap Japan ETF	1,576	76,326
SPDR S&P Emerging Markets SmallCap ETF	2,338	112,130
Vanguard REIT ETF	238	16,786
Total Equity Fund		2,502,757
Total Exchange Traded Funds
(Cost $3,139,900)		3,352,581

MONEY MARKET FUND–15.4%
JP Morgan Prime Money Market Fund - Institutional Class
(Cost $613,449)	613,449	613,449
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $3,768,615)		3,982,263

ADVISORSHARES

QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Securities Sold, Not Yet Purchased–(3.0)%
EXCHANGE TRADED FUNDS–(3.0)%
Asset Allocation Fund–(0.3)%
CurrencyShares Japanese Yen Trust*	97	$(10,093)
Currency Fund–(2.6)%
CurrencyShares British Pound Sterling Trust*	687	(103,160)
Equity Fund–(0.1)%
SPDR Euro Stoxx 50 ETF	150	(4,956)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(121,923)]		(118,209)

Total Investments–97.0%
(Cost $3,646,692)		3,864,054
Other Assets in Excess of Liabilities–3.0%		119,054
Net Assets–100.0%		$3,983,108

__________

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

* Non-income producing security.

Cash of $119,812 has been segregated to cover requirement for open short sales as of March 31, 2013.

Total Return Swaps contracts outstanding as of March 31, 2013
Reference Entity	Number of Contracts	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
CECE Net Total Return Index	7	4/16/2013	$19,293	$17,979	$(1,314)
Currency Shares Japanese Yen Trust	500	4/16/2013	50,898	$(52,033)	(1,135)
EURO STOXX Large Net Return USD	53	4/16/2013	25,642	$(24,544)	1,098
EURO STOXX Mid Net Return	300	4/16/2013	125,027	$121,091	(3,935)
Market Vectors Russia Small-Cap ETF	2,788	4/16/2013	43,211	$40,838	(2,373)
Net Unrealized Depreciation					$(7,659)

Societe Generale acts as the counterparty to the total return swap contract listed above.  The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

ADVISORSHARES
RANGER EQUITY BEAR ETF†
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUNDS–43.6%
Fidelity Institutional Government Money Market Portfolio - Class III	50,603,010	$50,603,010
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	50,000,000	50,000,000
Total Investments Before Securities Sold, Not Yet Purchased (Cost $100,603,010)		100,603,010

Securities Sold, Not Yet Purchased–(96.0)%
COMMON STOCKS–(96.0)%
Apparel–(2.6)%
Coach, Inc.	118,800	(5,938,812)

Auto Manufacturers–(3.9)%
General Motors Co.*	164,000	(4,562,480)
PACCAR, Inc.	86,300	(4,363,328)
Total Auto Manufacturers		(8,925,808)

Auto Parts & Equipment–(3.6)%
Goodyear Tire & Rubber Co. (The)*	662,600	(8,355,386)

Banks–(5.9)%
Capital One Financial Corp.	72,200	(3,967,390)
Deutsche Bank AG (Germany)(a)	247,800	(9,693,936)
Total Banks		(13,661,326)

Beverages–(2.7)%
Green Mountain Coffee Roasters, Inc.*	108,900	(6,181,164)

Biotechnology–(0.7)%
Exact Sciences Corp.*	169,700	(1,663,060)

Chemicals–(3.1)%
Cabot Corp.	209,300	(7,158,060)

Commercial Services–(1.3)%
Parexel International Corp.*	75,900	(2,998,809)

ADVISORSHARES
RANGER EQUITY BEAR ETF†
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Computers–(2.0)%
Cadence Design Systems, Inc.*	326,100	$(4,542,573)

Distribution/Wholesale–(3.8)%
Fossil, Inc.*	91,400	(8,829,240)

Diversified Financial Services–(2.2)%
CME Group, Inc.	82,300	(5,052,397)

Electronics–(2.3)%
Plexus Corp.*	215,700	(5,243,667)

Food–(1.7)%
Whole Foods Market, Inc.	46,200	(4,007,850)

Internet–(10.7)%
Constant Contact, Inc.*	245,500	(3,186,590)
F5 Networks, Inc.*	92,100	(8,204,268)
OpenTable, Inc.*	56,200	(3,539,476)
Splunk, Inc.*	127,200	(5,091,816)
TIBCO Software, Inc.*	92,900	(1,878,438)
Youku Tudou, Inc. (China)* (b)	159,700	(2,678,169)
Total Internet		(24,578,757)

Iron/Steel–(4.4)%
Cliffs Natural Resources, Inc.	209,500	(3,982,595)
Vale SA (Brazil)(b)	350,643	(6,062,617)
Total Iron/Steel		(10,045,212)

Media–(3.2)%
FactSet Research Systems, Inc.	34,000	(3,148,400)
Scripps Networks Interactive, Class A	66,400	(4,272,176)
Total Media		(7,420,576)

Mining–(4.0)%
Teck Resources Ltd., Class B (Canada)	330,200	(9,298,432)

Miscellaneous Manufacturing–(1.5)%
Aptargroup, Inc.	61,800	(3,544,230)

Oil & Gas Services–(2.7)%
Baker Hughes, Inc.	134,800	(6,256,068)

ADVISORSHARES
RANGER EQUITY BEAR ETF†
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Real Estate–(2.0)%
Brookfield Asset Management, Inc., Class A (Canada)	124,000	$(4,524,760)

Retail–(12.7)%
Bed Bath & Beyond, Inc.*	89,200	(5,746,264)
Chipotle Mexican Grill, Inc.*	22,565	(7,353,257)
Jos. A. Bank Clothiers, Inc.*	156,700	(6,252,330)
Lululemon Athletica, Inc. (Canada)*	52,000	(3,242,200)
PVH Corp.	40,100	(4,283,081)
Ulta Salon, Cosmetics & Fragrance, Inc.	28,500	(2,313,345)
Total Retail		(29,190,477)

Semiconductors–(5.8)%
Altera Corp.	122,800	(4,355,716)
Cavium, Inc.*	80,900	(3,139,729)
First Solar, Inc.*	216,800	(5,844,928)
Total Semiconductors		(13,340,373)

Software–(3.5)%
MicroStrategy, Inc., Class A*	30,300	(3,062,724)
ServiceNow, Inc.*	141,900	(5,136,780)
Total Software		(8,199,504)

Telecommunications–(9.7)%
Amdocs Ltd.	144,500	(5,238,125)
Centurylink, Inc.	303,500	(10,661,955)
Windstream Corp.	822,000	(6,534,900)
Total Telecommunications		(22,434,980)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(215,733,025)]		(221,391,521)

Total Investments–(52.4)% [Cost $(115,130,015)]		(120,788,511)
Other Assets in Excess of Liabilities–152.4%		351,303,827
Net Assets–100.0%		$230,515,316

____________

†	Formerly Active Bear ETF
*	Non-income producing security
(a)	Registered Shares
(b)	American Depositary Receipt

Cash of $227,801,904 has been segregated to cover requirement for open short sales as of March 31, 2013.

ADVISORSHARES
ROCKLEDGE SECTORSAM
Schedule of Investments

March 31, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.9%
Equity Fund–99.9%
Consumer Discretionary Select Sector SPDR Fund	5,876	$311,193
Consumer Staples Select Sector SPDR Fund(a)	7,836	311,559
Health Care Select Sector SPDR Fund(a)	6,790	312,001
Utilities Select Sector SPDR Fund(a)	7,999	312,361
Total Investments Before Securities Sold, Not Yet Purchased (Cost $1,189,335)		1,247,114

Securities Sold, Not Yet Purchased–(99.7)%

Equity Fund–(99.8)%
Energy Select Sector SPDR Fund	2,721	(215,830)
Financial Select Sector SPDR Fund	18,065	(328,602)
Industrial Select Sector SPDR Fund	4,924	(205,479)
Materials Select Sector SPDR Fund	1,780	(69,740)
Technology Select Sector SPDR Fund	14,063	(425,687)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(1,224,458)]		(1,245,338)

Total Investments–0.1% (Cost $(35,123))		1,776
Other Assets in Excess of Liabilities–99.9%		1,246,903
Net Assets–100.0%		$1,248,679

(a)	Represents security, or a portion thereof, segregated as collateral for securities sold, not yet purchased.

Cash of $1,111,247 has been segregated to cover requirement for open short sales as of March 31, 2013.

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–64.3%
Commodity Fund–12.5%
PowerShares DB Precious Metals Fund*	43,043	$2,322,170

Debt Fund–1.8%
iShares Barclays 20+ Year Treasury Bond Fund	982	115,640
iShares iBoxx $ High Yield Corporate Bond Fund	2,308	217,760
Total Debt Fund		333,400

Equity Fund–50.0%
Energy Select Sector SPDR Fund	28,690	2,275,691
iShares Dow Jones US Real Estate Index Fund	33,505	2,327,927
iShares MSCI Emerging Markets Index Fund	55,053	2,355,167
SPDR S&P 500 ETF Trust	15,112	2,365,784
Total Equity Fund		9,324,569
Total Exchange Traded Funds (Cost $11,636,498)		11,980,139

U.S. TREASURY NOTES–10.4%
U.S. Treasury Note, 4.25%, 08/15/13	950,000	964,881
U.S. Treasury Note, 4.25%, 11/15/13	950,000	974,306
Total U.S. Treasury Notes (Cost $1,938,786)		1,939,187

MONEY MARKET FUND–25.4%
BlackRock Liquidity Funds -T- Fund Portfolio - Institutional Class (Cost $4,742,067)	4,742,067	4,742,067

Investments	Contracts	Value
PURCHASED PUT OPTIONS–0.3%
SPDR S&P 500 ETF Trust Option expiring 01/18/14 @ $120.00	42	6,258

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Contracts	Value
PURCHASED PUT OPTIONS - 0.3% (continued)
SPDR S&P 500 ETF Trust Option expiring 12/21/13 @ $115.00	526	$52,074
Total Purchased Put Options [Cost $216,999]		58,332
Total Investments Before Written Options - 100.4% (Cost $18,534,350)		18,719,725

WRITTEN CALL OPTIONS–(0.6)%
Energy Select Sector SPDR Fund Option expiring 04/20/13, Strike Price $80.00	(246)	(18,573)
Energy Select Sector SPDR Fund Option expiring 05/18/13, Strike Price $81.00	(19)	(1,891)
Energy Select Sector SPDR Fund Option expiring 05/18/13, Strike Price $82.00	(21)	(1,397)
iShares Barclays 20+ Year Treasury Bond Fund Option expiring 04/20/13, Strike Price $118.00	(9)	(909)
iShares Dow Jones US Real Estate Index Fund Option expiring 04/20/13, Strike Price $69.00	(18)	(1,665)
iShares Dow Jones US Real Estate Index Fund Option expiring 05/18/13, Strike Price $70.00	(317)	(23,775)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 04/20/13, Strike Price $94.00	(21)	(840)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 05/18/13, Strike Price $95.00	(2)	(25)
iShares MSCI Emerging Markets Index Fund Option expiring 05/18/13, Strike Price $43.50	(550)	(30,250)
PowerShares DB Precious Metals Fund Option expiring 04/20/13, Strike Price $56.00	(267)	(6,675)
PowerShares DB Precious Metals Fund Option expiring 05/18/13, Strike Price $56.00	(134)	(5,025)
SPDR S&P 500 ETF Trust Option expiring 04/20/13, Strike Price $155.00	(8)	(2,248)

ADVISORSHARES
STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Contracts	Value
WRITTEN CALL OPTIONS - (0.6) (continued)
SPDR S&P 500 ETF Trust Option expiring 04/20/13, Strike Price $156.00	(73)	$(15,293)
SPDR S&P 500 ETF Trust Option expiring 05/18/13, Strike Price $157.00	(17)	(4,360)
SPDR S&P 500 ETF Trust Option expiring 05/18/13, Strike Price $158.00	(10)	(2,000)
SPDR S&P 500 ETF Trust Option expiring 05/18/13, Strike Price $159.00	(43)	(6,536)
Total Written Call Options [Premiums Received $(102,292)]		(121,462)

WRITTEN PUT OPTIONS–(0.1)%
iShares Barclays 20+ Year Treasury Bond Fund Option expiring 04/20/13 @ $114.00	(46)	(1,150)
iShares Barclays 20+ Year Treasury Bond Fund Option expiring 05/18/13 @ $115.00	(35)	(3,850)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 05/18/13 @ $93.00	(141)	(10,575)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 05/18/13 @ $94.00	(20)	(2,500)
Total Written Put Options [Premiums Received $(25,756)]		(18,075)
Total Written Options - (0.7)% [Premiums Received $(128,048)]		(139,537)
Total Investments–99.7% (Cost $18,406,302)		18,580,188
Other Assets in Excess of Liabilities–0.3%		58,248
Net Assets–100.0%		$18,638,436

ETF - Exchange Traded Fund

* Non-income producing security

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–100.0%
Aerospace/Defense–2.0%
Northrop Grumman Corp.	2,164	$151,805
Rockwell Collins, Inc.	2,293	144,734
Total Aerospace/Defense		296,539

Airlines–1.1%
Southwest Airlines Co.	11,720	157,986

Apparel–2.2%
Deckers Outdoor Corp.*	2,917	162,448
Hanesbrands, Inc.*	3,491	159,050
Total Apparel		321,498

Banks–1.0%
CapitalSource, Inc.	15,035	144,637

Beverages–1.0%
Coca-Cola Enterprises, Inc.	4,050	149,526

Biotechnology–3.9%
Alexion Pharmaceuticals, Inc.*	1,591	146,595
Myriad Genetics, Inc.*	5,592	142,037
PDL BioPharma, Inc.	20,169	147,435
United Therapeutics Corp.*	2,346	142,801
Total Biotechnology		578,868

Chemicals–0.9%
PPG Industries, Inc.	1,018	136,351

Commercial Services–5.0%
Arbitron, Inc.	3,099	145,250
CoreLogic, Inc.*	5,252	135,817
DeVry, Inc.	4,669	148,241
Moody's Corp.	2,812	149,936

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Commercial Services–5.0% (continued)
Western Union Co. (The)	9,942	$149,527
Total Commercial Services		728,771

Computers–4.2%
CACI International, Inc., Class A*	2,677	154,918
Jack Henry & Associates, Inc.	3,322	153,510
Lexmark International, Inc., Class A	5,998	158,347
Western Digital Corp.	2,878	144,706
Total Computers		611,481

Distribution / Wholesale–1.0%
Arrow Electronics, Inc.*	3,456	140,383

Diversified Financial Services–5.0%
Ameriprise Financial, Inc.	1,958	144,207
Discover Financial Services	3,373	151,245
Legg Mason, Inc.	4,583	147,343
Netspend Holdings, Inc.*	9,149	145,378
SLM Corp.	7,305	149,606
Total Diversified Financial Services		737,779

Electric–1.0%
Calpine Corp.*	7,274	149,844

Electrical Components & Equipment–1.1%
Energizer Holdings, Inc.	1,566	156,177

Electronics–1.9%
Avnet, Inc.*	3,993	144,547
Tech Data Corp.*	2,920	133,181
Total Electronics		277,728

Engineering & Construction–1.0%
AECOM Technology Corp.*	4,509	147,895

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Entertainment–4.0%
Bally Technologies, Inc.*	2,789	$144,944
Lions Gate Entertainment Corp. (Canada)*	6,267	148,967
Pinnacle Entertainment, Inc.*	9,708	141,931
Six Flags Entertainment Corp.	2,149	155,759
Total Entertainment		591,601

Food–2.0%
Kroger Co. (The)	4,619	153,074
Smithfield Foods, Inc.*	5,540	146,699
Total Food		299,773

Hand/Machine Tools–1.0%
Stanley Black & Decker, Inc.	1,800	145,746

Healthcare - Services–2.0%
Aetna, Inc.	2,818	144,056
WellPoint, Inc.	2,239	148,289
Total Healthcare - Services		292,345

Insurance–7.1%
American Financial Group, Inc.	3,190	151,142
Axis Capital Holdings Ltd. (Bermuda)	3,634	151,247
PartnerRe Ltd. (Bermuda)	1,616	150,466
Platinum Underwriters Holdings Ltd. (Bermuda)	2,610	145,664
Primerica, Inc.	4,489	147,149
RenaissanceRe Holdings Ltd. (Bermuda)	1,616	148,656
Unum Group	5,260	148,595
Total Insurance		1,042,919

Internet–1.9%
AOL, Inc.*	3,909	150,458
Priceline.com, Inc.*	196	134,834

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Internet–1.9% (continued)
Total Internet		$285,292

Lodging–2.1%
Marriott International, Inc., Class A	3,621	152,915
Wyndham Worldwide Corp.	2,314	149,207
Total Lodging		302,122

Machinery - Diversified–1.0%
Flowserve Corp.	858	143,895

Media–4.1%
DIRECTV*	2,793	158,112
Discovery Communications, Inc., Class A*	1,848	145,511
Time Warner Cable, Inc.	1,586	152,351
Viacom, Inc., Class B	2,303	141,796
Total Media		597,770

Miscellaneous Manufacturing–1.0%
Illinois Tool Works, Inc.	2,378	144,915

Office/Business Equipment–1.0%
Xerox Corp.	17,038	146,527

Oil & Gas–2.0%
HollyFrontier Corp.	2,785	143,288
Plains Exploration & Production Co.*	3,147	149,388
Total Oil & Gas		292,676

Packaging & Containers–4.1%
Graphic Packaging Holding Co.*	19,728	147,763
Packaging Corp. of America	3,461	155,295
Rock Tenn Co., Class A	1,612	149,577
Silgan Holdings, Inc.	3,150	148,838
Total Packaging & Containers		601,473

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–4.9%
AmerisourceBergen Corp.	2,997	$154,196
Herbalife Ltd. (Cayman Islands)	3,803	142,422
Omnicare, Inc.	3,782	154,003
Pharmacyclics, Inc.*	1,593	128,093
ViroPharma, Inc.*	5,750	144,670
Total Pharmaceuticals		723,384

Private Equity–1.0%
American Capital Ltd.*	9,612	140,287

Retail–13.7%
Abercrombie & Fitch Co., Class A	2,930	135,366
AutoNation, Inc.*	3,287	143,806
Big Lots, Inc.*	4,050	142,844
Brinker International, Inc.	4,071	153,273
Coinstar, Inc.*	2,560	149,555
Domino's Pizza, Inc.	2,972	152,880
DSW, Inc., Class A	2,111	134,682
Francesca's Holdings Corp.*	5,216	149,491
Guess?, Inc.	5,322	132,145
HSN, Inc.	2,630	144,282
Kohl's Corp.	2,970	137,006
Lowe's Cos., Inc.	3,748	142,124
Nordstrom, Inc.	2,678	147,906
Nu Skin Enterprises, Inc., Class A	3,406	150,545
Total Retail		2,015,905

Savings & Loans–2.0%
Capitol Federal Financial, Inc.	12,184	147,061
People's United Financial, Inc.	10,935	146,966
Total Savings & Loans		294,027

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Semiconductors–8.8%
Applied Materials, Inc.	10,641	$143,441
Cirrus Logic, Inc.*	6,142	139,730
Cypress Semiconductor Corp.*	13,034	143,765
Lam Research Corp.*	3,461	143,493
Marvell Technology Group Ltd. (Bermuda)	13,481	142,629
QLogic Corp.*	11,977	138,933
Rovi Corp.*	6,876	147,215
Semtech Corp.*	4,386	155,221
Teradyne, Inc.*	8,549	138,665
Total Semiconductors		1,293,092

Software–1.0%
BMC Software, Inc.*	3,278	151,870

Telecommunications–2.0%
InterDigital, Inc.	3,081	147,364
Motorola Solutions, Inc.	2,336	149,574
Total Telecommunications		296,938

Textiles–1.0%
Cintas Corp.	3,278	144,658
Total Common Stocks (Cost $13,732,898)		14,682,678

MONEY MARKET FUND–0.1%
Wells Fargo Advantage Government Money Market Fund - Institutional Class (Cost $15,946)	15,946	15,946

Total Investments–100.1% (Cost $13,748,844)		14,698,624
Liabilities in Excess of Other Assets–(0.1)%		(20,568)
Net Assets–100.0%		$14,678,056

*	Non-income producing security

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

March 31, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–97.0%
Beverages–4.6%
Coca-Cola Enterprises, Inc.	9,259	$341,842

Biotechnology–4.2%
Novozymes A/S (Denmark)(a)	9,245	313,868

Chemicals–3.8%
Potash Corp. of Saskatchewan, Inc. (Canada)	7,144	280,402

Commercial Services–4.6%
SGS SA (Switzerland)(a)	14,053	345,563

Cosmetics / Personal Care–4.3%
L'Oreal SA (France)(a)	10,087	319,254

Diversified Financial Services–3.4%
Lazard Ltd., Class A (Bermuda)	7,469	254,917

Food–14.7%
BRF - Brasil Foods SA (Brazil)(a)	11,359	251,148
Jeronimo Martins, SGPS, SA (Portugal)(a)	3,900	152,646
Nestle SA (Switzerland)(a)	4,388	317,998
Shoprite Holdings Ltd. (South Africa)(a)	5,260	208,559
Want Want China Holdings Ltd. (China)(a)	2,085	161,045
Total Food		1,091,396

Forest Products & Paper–3.5%
Svenska Cellulosa AB (Sweden)* (a)	9,975	258,153

Healthcare - Products–8.2%
Covidien PLC (Ireland)	4,180	283,571
Shandong Weigao Group Medical Polymer Co. Ltd. (China)(a)	29,435	107,732
Sysmex Corp. (Japan)(a)	7,070	216,272

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Healthcare - Products–8.2% (continued)
Total Healthcare - Products		$607,575

Holding Companies - Diversified–2.2%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	4,842	165,887

Insurance–4.3%
ACE Ltd. (Switzerland)	3,574	317,979

Internet–2.0%
Tencent Holdings Ltd. (China)(a)	4,750	151,762

Machinery - Diversified–3.1%
Fanuc Corp. (Japan)(a)	9,118	234,424

Oil & Gas Services–4.4%
Core Laboratories N.V. (Netherlands)	2,402	331,284

Pharmaceuticals–3.1%
NOVO Nordisk A/S (Denmark)(a)	1,431	231,106

Retail–8.3%
Arcos Dorados Holdings, Inc., Class A (Argentina)	20,153	266,020
Inditex SA (Spain)(a)	5,125	135,997
Wal-Mart de Mexico SAB de CV (Mexico)(a)	6,654	217,918
Total Retail		619,935

Semiconductors–12.2%
Arm Holdings PLC (United Kingdom)(a)	6,289	266,465
ASML Holding N.V. (Netherlands)	3,689	250,889
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	22,814	392,173
Total Semiconductors		909,527

Transportation–6.1%
Canadian National Railway Co. (Canada)	3,159	316,848

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

March 31, 2013 (Unaudited)
Investments	Shares	Value
Transportation–6.1% (continued)
Kuehne + Nagel International AG (Switzerland)(a)	6,100	$133,651
Total Transportation		450,499
Total Common Stocks (Cost $6,281,771)		7,225,373

MONEY MARKET FUND–3.0%
Invesco Government & Agency Portfolio - Private Investment Class (Cost $220,430)	220,430	220,430
Total Investments–100.0% (Cost $6,502,201)		7,445,803
Other Assets in Excess of Liabilities–0.0%†		2,267
Net Assets–100.0%		$7,448,070

* Non-income producing security

(a) American Depositary Receipt

† Less than 0.05%

The Funds utilize various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Funds’ assets carried at fair value:

	AdvisorShares Accuvest Global Long Short ETF	AdvisorShares Accuvest Global Opportunities ETF	AdvisorShares Cambria Global Tactical ETF	AdvisorShares Global Alpha & Beta ETF	AdvisorShares Global Echo ETF	AdvisorShares Madrona Domestic ETF	AdvisorShares Madrona Global Bond ETF	AdvisorShares Madrona International ETF
Assets
Level 1
Exchange Traded Funds	$29,683,849	$18,405,947	$57,928,537	$516,124	$638,640	$-	$23,478,835	$-
Common Stocks	-	-	-	738,890	1,272,506	17,723,181	-	15,375,124
Money Market Fund	3,035,853	161,584	1,590,162	130,239	253,605	156,298	180,930	69,123
Exchange Traded Notes	-	-	-	-	-	-	-	-

Level 2
Common Stocks	-	-	-	-	31,724	-	-	-
Corporate Bonds	-	-	-	-	-	-	-	-
Foreign Bonds	-	-	-	-	-	-	-	-
U.S. Treasury Notes	-	-	-	-	-	-	-	-
Municipal Bonds	-	-	-	-	-	-	-	-
Government Bonds	-	-	-	-	521,577	-	-	-
Purchased Put Options	-	-	-	-	-	-	-	-
Swaps Contracts†	-	-	-	-	-	-	-	-
Level 3	-	-	-	-	-	-	-	-

Liabilities
Level 1
Exchange Traded Funds	(16,466,343)	-	-	-	-	-	-	-
Common Stocks	-	-	-	-	-	-	-	-
Options Written	-	-	-	-	-	-	-	-
Level 2
Swaps Contracts†	-	-	-	-	-	-	-	-
Level 3	-	-	-	-	-	-	-	-

Total	$16,253,359	$18,567,531	$59,518,699	$1,385,253	$2,718,052	$17,879,479	$23,659,765	$15,444,247

† Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

The Funds did not hold any Level 3 securities druing the period reported.

	AdvisorShares Meidell Tactical Advantage ETF	AdvisorShares Newfleet Multi- Sector Income ETF	AdvisorShares Peritus High Yield ETF	AdvisorShares Pring Turner Business Cycle ETF	AdvisorShares QAM Equity Hedge ETF
Assets
Level 1
Exchange Traded Funds	$7,475,537	$-	$-	$1,084,069	$3,352,581
Common Stocks	-		-	2,072,399	-
Money Market Fund	264,594	7,175,564	7,250,595	701,741	613,449
Exchange Traded Notes	-		-	-	16,233
Purchased Put Option	-		-	-	-
Level 2
Common Stocks	-		-	-	-
Corporate Bonds	-	14,490,553	176,886,813	-	-
Foreign Bonds	-		28,052,196	-	-
U.S Treasury Notes	-	24,805,828	-	-	-
Municipal Bonds	-		-	-	-
Government Bonds	-		-	-	-
Foreign Bonds		3,317,041
Asset Backed Securities		5,811,924
Commercial Mortgage Backed Securities		4,790,509
Term Loans (Unfunded)		2,512,208
Swaps Contracts†	-		-	-	1,098
Level 3

Liabilities
Level 1
Exchange Traded Funds	-	-	-	-	(118,209)
Common Stocks	-	-	-	-	-
Options Written	-	-	-	-	-
Level 2
Swaps Contracts†	-	-	-	-	(8,757)
Level 3	-		-	-	-

Total	$7,740,131	$62,903,627	$212,189,604	$3,858,209	$3,856,395

	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Rockledge SectorSAM ETF	AdvisorShares STAR Global Buy- Write ETF	AdvisorShares TrimTabs Float Shrink ETF	AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
Assets
Level 1
Exchange Traded Funds	$-	$1,247,114	$11,980,139	$-	$-
Common Stocks	-	-	-	14,682,678	7,225,373
Money Market Fund	100,603,010	-	4,742,067	15,946	220,430
Exchange Traded Notes	-	-	-	-	-
Purchased Put Option	-	-	58,332	-	-
Level 2
Common Stocks	-	-	-	-	-
Corporate Bonds	-	-	-	-	-
Foreign Bonds	-	-	-	-	-
U.S Treasury Notes	-	-	1,939,187	-	-
Municipal Bonds	-	-	-	-	-
Government Bonds	-	-	-	-	-
Foreign Bonds	-	-	-	-	-
Asset Backed Securities	-	-	-	-	-
Commercial Mortgage Backed Securities	-	-	-	-	-
Term Loans (Unfunded)	-	-	-	-	-
Swaps Contracts†	-	-	-	-	-
Level 3

Liabilities
Level 1
Exchange Traded Funds	-	(1,245,338)	-	-	-
Common Stocks	(221,391,521)	-	-	-	-
Options Written	-	-	(139,537)	-	-
Level 2
Swaps Contracts†	-	-	-	-	-
Level 3

Total	$(120,788,511)	$1,776	$18,580,188	$14,698,624	$7,445,803

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

The Funds did not hold any Level 3 securities druing the period reported.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the nine months ended March 31, 2013. All transfers between Level 1 and Level 2 fair value measurment are done using the beginning of period method.

Fund	Transfers from Level 1 to 2[1]	Transfers from Level 2 to 1
AdvisorShares Global Echo ETF	$63,520	$-

1 Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market.

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net Unrealized
		Unrealized	Unrealized	Appreciation	Appreciation	Depreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)	Swaps	Swaps
AdvisorShares Accuvest Global Long Short ETF	$14,911,519	$2,093,154	$(751,314)	$1,341,840	$-	$-
AdvisorShares Accuvest Global Opportunities ETF	17,946,539	1,169,115	(548,123)	620,992	-	-
AdvisorShares Cambria Global Tactical ETF	54,893,152	4,869,967	(244,420)	4,625,547	-	-
AdvisorShares Global Alpha & Beta ETF	1,259,270	126,638	(655)	125,983	-	-
AdvisorShares Global Echo ETF	2,590,367	153,732	(26,047)	127,685	-	-
AdvisorShares Madrona Domestic ETF	15,104,777	2,963,000	(188,298)	2,774,702	-	-
AdvisorShares Madrona Global Bond ETF	22,885,062	790,721	(16,018)	774,703	-	-
AdvisorShares Madrona International ETF	14,562,309	1,567,725	(685,787)	881,938	-	-
AdvisorShares Meidell Tactical Advantage ETF	7,693,484	46,647	-	46,647	-	-
AdvisorShares Newfleet Multi-Sector Income ETF	62,924,487	30,243	(51,103)	(20,860)	-	-
AdvisorShares Peritus High Yield ETF	207,035,533	7,553,695	(2,399,624)	5,154,071	-	-
AdvisorShares Pring Turner Business Cycle ETF	3,769,645	135,828	(47,264)	88,564	-	-
AdvisorShares QAM Equity Hedge ETF	3,646,692	223,933	(6,571)	217,362	1,098	(8,757)
AdvisorShares Ranger Equity Bear ETF	(115,130,015)	8,106,127	(13,764,623)	(5,658,496)	-	-
AdvisorShares Rockledge SectorSAM ETF	(35,123)	58,501	(21,602)	36,899	-	-
AdvisorShares STAR Global Buy-Write ETF	18,406,302	569,623	(395,737)	173,886	-	-
AdvisorShares Trimtabs Float Shrink ETF	13,748,844	1,064,767	(114,987)	949,780	-	-
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF	6,502,201	1,288,116	(344,514)	943,602	-	-

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	5/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	5/24/13

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	5/24/13

* Print the name and title of each signing officer under his or her signature.